March 31, 2001

                                  MONEY MARKET
                                  PORTFOLIOS

                                  SEMI-ANNUAL REPORT
                                  TO SHAREHOLDERS

 Not FDIC Insured
 May Lose Value
No Bank Guarantee

                                                               [GRAPHIC OMITTED]
                                                                       BLACKROCK
                                                                           FUNDS
                                                        PURE INVESTMENT STYLE(R)

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                                 BLACKROCK FUNDS
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                             MONEY MARKET PORTFOLIOS


* Money Market                     * Ohio Municipal Money Market

* U.S. Treasury Money Market       * Pennsylvania Municipal Money
                                        Market
* Municipal Money Market
                                   * Virginia Municipal Money
* New Jersey Municipal                  Market
     Money Market

* North Carolina Municipal
     Money Market

--------------------------------------------------------------------------------
                                TABLE of CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER.............................................................1
STATEMENT OF NET ASSETS
      Money Market.............................................................2
      U.S. Treasury Money Market...............................................4
      Municipal Money Market...................................................6
      New Jersey Municipal Money Market.......................................13
      North Carolina Municipal Money Market...................................15
      Ohio Municipal Money Market.............................................18
      Pennsylvania Municipal Money Market.....................................21
      Virginia Municipal Money Market.........................................26
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................28-29
      Statements of Changes in Net Assets..................................30-31
      Financial Highlights.................................................32-39
NOTES TO FINANCIAL STATEMENTS..............................................40-47

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                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

 BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

 BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

 BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

 BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
--------------------------------------------------------------------------------

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                                 BLACKROCK FUNDS
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March 31, 2001

DEAR SHAREHOLDER:

      Attached, please find the Semi-Annual Report for the BlackRock Funds for the six-month period ending March 31, 2001. Clearly, the last six months have been challenging times for investors.

      Since our Annual Report of September 30, 2000, stocks continued to be extremely volatile. The S&P 500 declined 18.7 percent and the NASDAQ Composite was down more than 48.4 percent after reaching record highs in early 2000. Triggered by a slowing economy, both the S&P 500 and the NASDAQ Composite experienced steep declines for the first time in a decade. Like nearly all fund families, BlackRock's equity funds retreated during this period as stocks fell across the board.

      Despite the recent market downturn, BlackRock remains optimistic about the long-term prospects for stocks. To put things in perspective, consider three memorable market declines within the last five years and what happened to the S&P 500 Index. The S&P 500 dipped 29.5 percent in the 1987 Market Crash, 14.7 percent during the Gulf War and 15.4 percent during the Russian Crisis. But after bottoming out, the market came back an impressive 23.2, 33.6 and 39.8 percent just one year after each of these events. Although past performance is no guarantee of future results, looking back even further, the S&P 500 has returned an average annual rate of 12.3 percent during the last 50 years. While undoubtedly unpleasant to experience, market declines are not uncommon and BlackRock believes that the long-term growth prospects of stocks remain intact.

      In contrast to stocks, bonds have had a much more favorable investing environment in the past six months. The Lehman Brothers Aggregate Bond Index rose a healthy 7.3 percent due in part to the Federal Reserve lowering interest rates by 150 basis points in an attempt to stave off recession. Managed by one of the world's leading fixed income firms, BlackRock's bond funds continued to perform well.

      For investors with an appropriate mix of bonds in their overall portfolio, the favorable bond environment helped to offset some of the stock market declines. This again highlighted the importance of diversifying your portfolio to maintain an appropriate balance of stocks and bonds.

      We have always maintained that asset allocation should be a critical component of your investment strategy. That is why BlackRock has created a wide range of both stock and bond funds covering nearly all the risk and reward areas to fit your needs. We believe the best strategy for most investors is to work with a financial advisor to set goals, and then plan and implement an asset allocation strategy that fits the situation. Portfolios not in line with an investor's risk profile will ultimately disappoint.

      While the environment for investing has been quite challenging, we are confident in our organization and our disciplined approach to investing. We appreciate your confidence in BlackRock Funds and welcome the opportunity to help you achieve your investment goals.

Sincerely,

/s/Anne Ackerley

ANNE ACKERLEY
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.


                                                                               1
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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

CERTIFICATES OF DEPOSIT--16.1%
DOMESTIC--6.2%
   Suntrust Bank Atlanta
     6.78%                               04/18/01   $ 80,000   $    80,030,081
   Wilmington Trust Co.
     5.23%                               04/17/01     60,000        60,006,769
     5.22%                               06/04/01     50,000        50,000,000
     5.41%                               07/23/01     37,500        37,500,000
     6.65%                               10/23/01     25,200        25,462,098
                                                               ---------------
                                                                   252,998,948
                                                               ---------------
YANKEE DOLLAR--9.9%
   Canadian Imperial Bank
     4.61%                               09/28/01     39,000        39,000,000
   Merita Bank Ltd.
     5.41%                               06/11/01     25,000        25,000,241
     5.33%                               06/15/01     24,000        24,000,000
     5.32%                               07/23/01    125,000       125,000,000
   Natexis Banque Populaires S.A.
     5.13%                               05/02/01     75,000        75,000,000
     5.42%                               06/11/01     50,000        50,000,000
     5.33%                               07/09/01     65,000        65,000,000
                                                               ---------------
                                                                   403,000,241
                                                               ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $655,999,189)                                             655,999,189
                                                               ---------------
COMMERCIAL PAPER--47.2%
ASSET BACKED SECURITIES--23.3%
   Amstel Funding Corp.
     5.19%                               04/12/01     65,000        64,896,921
     5.30%                               05/03/01     17,500        17,417,556
     5.30%                               05/04/01     57,500        57,220,646
     4.75%                               06/20/01     28,000        27,704,444
   BASF (AG)
     6.43%                               04/05/01     35,000        34,974,994
   Crown Point Capital Co.
     5.51%                               04/18/01     52,989        52,851,126
     5.05%                               04/23/01     37,000        36,885,814
   Emerald Certifices Program
     5.23%                               04/20/01     50,000        49,861,986
     5.08%                               05/09/01     23,000        22,876,669
   Fairway Finance Ltd.
     4.90%                               06/15/01     25,790        25,526,727
   Four Winds Funding Corp.
     5.22%                               04/11/01    100,000        99,855,000
   K2 (USA) LLC
     6.47%                               04/03/01     29,000        28,989,576
     6.47%                               04/06/01     35,000        34,968,549
     4.82%                               05/18/01     20,000        19,874,144
     5.25%                               06/12/01     49,500        48,980,250
   Moriarty Ltd.
     5.52%                               04/23/01     60,000        59,797,600
     4.49%                               09/26/01     50,000        48,889,972
     4.48%                               09/27/01     39,000        38,131,253
   New Castle Certificates Program
     5.28%                               04/16/01     65,000        64,857,000
     5.10%                               04/19/01     60,000        59,847,000
     5.34%                               05/11/01     15,000        14,911,000
     5.32%                               05/16/01     43,000        42,714,050
                                                               ---------------
                                                                   952,032,277
                                                               ---------------



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

COMMERCIAL PAPER (CONTINUED)
BANKS--6.3%
   Banque Generale Du Luxembourg
     5.39%                               04/30/01   $ 40,000    $   39,826,322
   DEPFA-Bank Europe PLC
     6.48%                               04/16/01     25,000        24,932,500
     6.49%                               04/16/01     25,000        24,932,396
     6.48%                               04/27/01     50,000        49,766,000
     5.21%                               07/20/01     60,000        59,044,833
     4.55%                               09/26/01     15,000        14,662,542
     5.28%                               09/28/01     25,000        24,340,000
   Swedbank
     6.40%                               04/12/01     20,000        19,960,889
                                                                --------------
                                                                   257,465,482
                                                                --------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--1.2%
   National Rural Utility Coop Finance Corp.
     6.45%                               04/23/01     23,523        23,430,280
     6.41%                               04/26/01     25,000        24,888,715
                                                                --------------
                                                                    48,318,995
                                                                --------------
NATURAL GAS TRANSMISSION & DISTRIBUTION--0.7%
   Consolidated Natural Gas Co.
     5.58%                               04/30/01     30,000        29,865,150
                                                                --------------
PERSONAL CREDIT INSTITUTIONS--3.0%
   Countrywide Funding Corp.
     5.70%                               04/02/01     37,183        37,177,113
     5.75%                               04/02/01     84,600        84,586,487
                                                                --------------
                                                                   121,763,600
                                                                --------------
PHARMACEUTICALS--1.3%
   American Home Products Corp.
     5.20%                               04/05/01     36,500        36,478,911
     5.20%                               04/06/01     18,511        18,497,631
                                                                --------------
                                                                    54,976,542
                                                                --------------
SECURITY BROKERS & DEALERS--5.5%
   Bear Stearns Co., Inc.
     4.77%                               06/22/01     98,000        96,935,230
   Lehman Brothers Holdings, Inc.
     6.47%                               04/12/01     64,500        64,372,487
     6.40%                               06/01/01     30,000        29,674,667
   Morgan Stanley, Dean Witter & Co.
     5.00%                               04/06/01     33,000        32,977,083
                                                                --------------
                                                                   223,959,467
                                                                --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--1.8%
   General Electric Capital International
     5.38%                               05/07/01     75,000        74,596,500
                                                                --------------
TELECOMMUNICATIONS--4.1%
   AT&T Corp.
     5.32%                               04/12/01     73,000        72,881,334
     5.23%                               04/18/01     93,000        92,770,316
                                                                --------------
                                                                   165,651,650
                                                                --------------
TOTAL COMMERCIAL PAPER
   (Cost $1,928,629,663)                                         1,928,629,663
                                                                --------------

See accompanying notes to financial statements.

2
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                                 BLACKROCK FUNDS
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                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------
TIME DEPOSITS--3.1%
   Dg Bank AG
     5.44%
     (Cost $125,000,000)                 04/02/01   $125,000    $  125,000,000
                                                                --------------
GUARANTEED INVESTMENT CONTRACTS--2.7%
   Monumental Life
     5.45%**                             04/02/01     60,000        60,000,000
   Transamerica Life Insurance & Annuity Co.
     5.24%**                             06/01/01     50,000        50,000,000
                                                                --------------
TOTAL GUARANTEED INVESTMENT CONTRACTS
   (Cost $110,000,000)                                             110,000,000
                                                                --------------
MEDIUM TERM NOTES--3.2%
SECURITY BROKERS & DEALERS--3.2%
   Goldman Sachs Group, Inc.
     5.75%                               04/18/01     40,000        40,000,000
     5.67%                               08/02/01     90,000        90,000,000
                                                                --------------
TOTAL MEDIUM TERM NOTES
   (Cost $130,000,000)                                             130,000,000
                                                                --------------
VARIABLE RATE OBLIGATIONS--21.5%
BANKS--8.2%
   American Express Centurion Bank
     5.16%**                             04/02/01     60,000        60,000,000
   Bank One Corp.
     6.74%**                             06/21/01     49,500        49,553,143
   First Union National Bank
     5.17%**                             04/02/01     29,500        29,500,000
     5.24%**                             04/09/01     50,000        50,000,000
     5.06%**                             04/18/01     75,000        75,000,000
   SMM Trust
     5.11%**                             06/04/01     70,000        70,000,000
                                                                --------------
                                                                   334,053,143
                                                                --------------
INSURANCE--0.9%
   John Hancock Global Funding
     6.43%**                             04/17/01     35,000        35,050,847
                                                                --------------
PERSONAL CREDIT INSTITUTIONS--2.5%
   American Honda Finance Corp.
     5.23%**                             04/12/01     24,200        24,200,000
   Associates Corp. of North America
     6.44%**                             04/03/01     30,000        30,012,920
     4.86%**                             06/29/01     50,000        50,000,000
                                                                --------------
                                                                   104,212,920
                                                                --------------
SECURITY BROKERS & DEALERS--7.3%
   Lehman Brothers Holdings, Inc.
     5.07%**                             04/02/01    100,000       100,000,000
   Merrill Lynch & Co., Inc.
     5.61%**                             04/12/01     50,000        49,999,697
     5.37%**                             05/14/01     80,000        80,004,577
   Morgan Stanley, Dean Witter & Co.
     5.12%**                             06/18/01     68,000        68,101,831
                                                                --------------
                                                                   298,106,105
                                                                --------------
SHORT TERM BUSINESS CREDIT INSTITUTIONS--1.5%
   CIT Group, Inc.
     5.11%**                             04/02/01     59,500        59,497,375
                                                                --------------
TELECOMMUNICATIONS--1.1%
   Vodafone Airtouch PLC
     5.00%**                             06/05/01     45,000        44,999,481
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $875,919,871)                                             875,919,871
                                                                --------------



                                                   Par/Shares
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

SHORT TERM INVESTMENTS--6.4%
   Federal Home Loan Bank
     Discount Notes
     5.00%                               06/29/01   $ 40,000    $   39,505,556
     4.45%                               09/26/01     37,931        37,096,413
   Federal National Mortgage Association
     Discount Notes
     4.86%                               08/16/01     43,000        42,204,715
     4.69%                               09/06/01     45,000        44,072,738
     4.45%                               09/27/01     25,000        24,446,840
     4.51%                               02/08/02     32,000        30,745,218
     4.21%                               03/08/02     39,000        37,444,756
   Paine Webber Liquid Institutional
     Reserves Money Market Fund                        6,207         6,207,085
                                                                --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $261,723,321)                                             261,723,321
                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $4,087,272,044*)                             100.2%     4,087,272,044

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                     (0.2%)       (5,580,998)
                                                      -----     --------------
NET ASSETS (Equivalent to $1.00 per
   share based on 2,595,984,671
   Institutional shares,
   736,999,874 Service shares,
   171,033,404 Hilliard Lyons
   shares, 555,179,160 Investor A
   shares, 14,033,469 Investor B
   shares and 8,518,622
   Investor C shares outstanding)                     100.0%    $4,081,691,046
                                                      ======    ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE, HILLIARD
   LYONS, INVESTOR A, INVESTOR B
   AND INVESTOR C SHARE
   ($4,081,691,046 / 4,081,749,200)                                      $1.00
                                                                         =====

-----------------------
*  Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2001 and maturities shown are the next interest readjustment date.


See accompanying notes to financial statements.


                                                                               3
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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

U.S. TREASURY OBLIGATIONS--21.3%
   U.S. Treasury Bills
     4.86%                               04/19/01   $ 38,390      $ 38,296,712
     4.94%                               04/19/01    100,000        99,753,000
   U.S. Treasury Notes
     5.00%                               04/30/01      8,000         7,991,627
     5.63%                               05/15/01      5,000         4,995,383
     5.25%                               05/31/01      8,000         7,983,334
     6.50%                               05/31/01     10,000         9,997,288
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $169,017,344)                                             169,017,344
                                                                  ------------
REPURCHASE AGREEMENTS--78.9%
   Barclay Investments
     5.23%                               04/02/01     35,000        35,000,000
     (Agreement dated 03/30/01 to
     be repurchased at $35,015,254.
     Collateralized by $37,255,000
     U.S. Treasury Bonds 5.25% due
     11/15/28. The value of the collateral
     is $36,121,601.)
   Bear Stearns, Inc.
     5.25%                               04/02/01     35,000        35,000,000
     (Agreement dated 03/30/01 to
     be repurchased at $35,015,312.
     Collateralized by $35,000,000
     U.S. Treasury Strips 0.00% due
     11/15/16. The value of the collateral
     is $36,191,124.)
   Credit Suisse First Boston Corp.
     5.50%                               04/19/01+    32,000        32,000,000
     (Agreement dated 01/18/01 to
     be repurchased at $32,440,000.
     Collateralized by $24,565,000
     U.S. Treasury Bonds 8.125% due
     08/15/19. The value of the collateral
     is $32,007,848.)
   Credit Suisse First Boston Corp.
     5.25%                               04/30/01     35,000        35,000,000
     (Agreement dated 01/30/01 to
     be repurchased at $35,459,375.
     Collateralized by $25,523,000
     U.S. Treasury Bonds 9.00% due
     11/15/18. The value of the collateral
     is $36,253,105.)
   Deutsche Bank Alex Brown, Inc.
     4.41%                               08/21/01     14,000        14,000,000
     (Agreement dated 03/22/01 to
     be repurchased at $14,260,680.
     Collateralized by $27,518,269
     U.S. Treasury Strips 0.00% due
     05/15/13. The value of the collateral
     is $14,280,000.)
   Goldman Sachs & Co.
     5.24%                               04/02/01     35,000        35,000,000
     (Agreement dated 03/30/01 to
     be repurchased at $35,015,283.
     Collateralized by $34,115,000
     U.S. Treasury Strips 0.00% due
     10/31/02. The value of the collateral
     is $35,700,732.)



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

   REPURCHASE AGREEMENTS (CONTINUED)
   Greenwich Capital Markets
     5.25%                               04/02/01   $150,000      $150,000,000
     (Agreement dated 03/30/01 to
     be repurchased at $150,065,625.
     Collateralized by $9,813,000
     U.S. Treasury Notes 8.00% due
     05/15/01, $213,913,218 U.S.
     Treasury Strips 0.00% due
     05/15/03 to 11/15/26 and
     $68,991,000 U.S. Treasury
     Strip Principals 5.25% to
     11.625% due 11/15/04 to
     02/15/29. The value of the
     collateral is $153,000,359.)
   J.P. Morgan Securities Inc.
     5.15%                               04/02/01     35,000        35,000,000
     (Agreement dated 03/30/01 to be
     repurchased at $35,015,020.
     Collateralized by $34,820,000 U.S.
     Treasury Notes 6.50% due 02/28/02.
     The value of the collateral is
     $35,700,212.)
   Lehman Brothers
     4.69%                               05/16/01+    30,000        30,000,000
     (Agreement dated 03/16/01 to be
     repurchased at $30,238,408.
     Collateralized by $73,532,000
     U.S. Treasury Strips 0.00% due
     11/15/11 to 11/15/28 and
     $10,203,000 U.S. Treasury
     Strip Principals 5.25% to
     9.25% due 02/15/16 to
     08/15/28. The value of the
     collateral is $30,600,061.)
   Merrill Lynch, Inc.
     5.20%                               04/02/01     35,000        35,000,000
     (Agreement dated 03/30/01 to be
     repurchased at $35,015,166.
     Collateralized by $90,729,000
     U.S. Treasury Strips 0.00% due
     05/15/14 to 08/15/28 and
     $18,613,000 U.S. Treasury
     Strip Principals 5.25% to
     11.75% due 11/15/14 to
     05/15/30. The value of the
     collateral is $35,700,742.)
   Morgan Stanley, Dean Witter & Co.
     5.23%                               04/02/01     34,700        34,700,000
     (Agreement dated 03/30/01 to be
     repurchased at $35,015,254.
     Collateralized by $34,000,000
     Federal National Mortgage
     Association 6.625% due
     11/15/10. The value of the
     collateral is $36,898,146.)
   Salomon Smith Barney, Inc.
     5.22%                               04/02/01     35,000        35,000,000
     (Agreement dated 03/30/01 to be
     repurchased at $35,015,225.
     Collateralized by $35,000,000
     U.S. Treasury Bonds 8.125% due
     08/15/19. The value of the collateral
     is $35,832,112.)


See accompanying notes to financial statements.

4
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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                U.S. TREASURY MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

REPURCHASE AGREEMENTS (CONTINUED)
   Warburg, Dillion, Reed
     5.22%                               04/16/01+  $ 35,000      $ 35,000,000
     (Agreement dated 02/22/01 to be
     repurchased at $35,268,975.
     Collateralized by $32,360,000
     U.S. Treasury Notes 6.75% due
     05/15/05 and $200,000 U.S.
     Treasury Bills 0.00% due
     09/27/01. The value of the
     collateral is $35,898,832.)
   Warburg, Dillion, Reed
     5.11%                               05/14/01+    30,000        30,000,000
     (Agreement dated 02/13/01 to be
     repurchased at $30,383,250.
     Collateralized by $139,890,000
     U.S. Treasury Strip Principals
     6.125% due 11/15/27 and
     $200,000 U.S. Treasury Bills
     0.00% due 09/27/01. The value
     of the collateral is
     $30,796,893.)
   Warburg, Dillion, Reed
     4.87%                               06/08/01+    40,000        40,000,000
     (Agreement dated 03/07/01 to be
     repurchased at $40,503,233.
     Collateralized by $41,445,000
     U.S. Treasury Bills 0.00% due
     06/28/01 to 09/27/01. The
     value of the collateral is
     $41,000,872.)
   Warburg, Dillion, Reed
     4.49%                               08/23/01+    15,000        15,000,000
     (Agreement dated 03/26/01 to                                 ------------
     be repurchased at $15,280,625.
     Collateralized by $50,870,000
     U.S. Treasury Strip Principals
     8.00% due 11/15/21 and $7,000
     U.S. Treasury Bills 0.00% due
     09/27/01. The value of the
     collateral is $15,307,028.)


TOTAL REPURCHASE AGREEMENTS
   (Cost $625,700,000)                                             625,700,000
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $794,717,344*)                               100.2%       794,717,344

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                     (0.2%)       (1,655,413)
                                                      ------      ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 350,723,927
   Institutional shares,
   408,600,791 Service shares and
   33,779,321
   Investor A shares outstanding)                      100.0%     $793,061,931
                                                       =====      ============
NET ASSET VALUE, OFFERING  AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($793,061,931 / 793,104,039)                                          $1.00
                                                                         =====

--------------------
*    Aggregate cost for Federal tax purposes.
+ Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS--101.6%
ALABAMA--0.7%
   Calhoun County Economic
     Development Council IDRB
     (Craft Corp. Project) DN
     3.75%**                             04/06/01    $ 2,635      $  2,635,000
   Montgomery Special Care Facilities
     Financing Authority RB
     Series 1985A DN
     3.55%**                             04/06/01      1,900         1,900,000
                                                                  ------------
                                                                     4,535,000
                                                                  ------------
ALASKA--0.7%
   Alaska Housing Finance Corp. GO
     Series 2000 MB
     4.40%                               05/01/01      4,600         4,600,000
                                                                  ------------
ARIZONA--3.6%
   Apache County IDRB (Tucson Electric
     Power Co. Project) Series 1983C DN
     3.55%**                             04/06/01      3,000         3,000,000
   Arizona Municipal Financing Program
     Certificates of Participation
     Series 1996 MB
     7.70%                               08/01/01      1,575         1,597,442
   Cochise County Pollution Control Solid
     Waste Disposal RB (Arizona Electric
     Power Cooperative, Inc. Project)
     Series 1994 MB
     3.65%                               09/01/01      4,000         4,000,000
   Mesa Municipal Development Corporation
     Special Tax Updates RB Series
     1996A TECP
     3.30%                               10/15/01      8,605         8,605,000
   Mohave County IDRB (Enviroc, Inc.
     Project) Series 2000A MB
     4.88%                               12/14/01      2,000         2,000,000
   Phoenix IDRB (Leggett & Platt, Inc.
     Project) Series 1996 DN
     3.60%**                             04/06/01      5,170         5,170,000
                                                                  ------------
                                                                    24,372,442
                                                                  ------------
ARKANSAS--0.5%
   Little Rock Residential Housing and
     Public Facilities Board Capital
     Improvement RB (Park Systems
     Project) Series 2001 DN
     3.55%**                             04/06/01      3,650         3,650,000
                                                                  ------------
CALIFORNIA--0.4%
   California Higher Education Student
     Loan Authority, Inc. RB
     Series 1992 DN
     4.35%**                             04/02/01      2,425         2,425,000
                                                                  ------------
COLORADO--1.3%
   Colorado Health Facilities Authority
     RB (North Colorado Medical Center
     Project) Series 1990 DN
     3.40%**                             04/06/01        200           200,000
   Denver GO Series 1991 MB
     6.38%                               08/01/01      1,000         1,020,179
   Garfield County Hospital RB (Valley
     View Hospital Association Project)
     Series 1999 DN
     3.58%**                             04/06/01      7,500         7,500,000
                                                                  ------------
                                                                     8,720,179
                                                                  ------------



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
DELAWARE--1.0%
   Delaware Economic Development
     Authority RB (Normaco Income
     Project) Series 1984 DN
     3.80%**                             04/06/01    $ 6,600      $  6,600,000
                                                                  ------------
FLORIDA--1.6%
   Florida Board of Education RB
     Series 2001 DN
     3.55%**                             04/06/01      9,000         9,000,000
   Orange County Housing Finance
     Authority RB (Post Fountains
     Project) Series 1997 DN
     3.45%**                             04/06/01      2,000         2,000,000
                                                                  ------------
                                                                    11,000,000
                                                                  ------------
GEORGIA--1.6%
   Atlanta Airport RB Series 2000 DN
     3.55%**                             04/06/01      4,270         4,270,000
   Atlanta Water and Wastewater RB
     Series 2000 MB
     4.40%                               05/01/01      4,000         4,000,000
   Burke County Development Authority
     PCRB Series 1992 DN
     3.85%**                             04/02/01      1,155         1,155,000
   Georgia Housing and Finance
     Authority RB Series 2001 DN
     3.60%**                             04/06/01      1,500         1,500,000
                                                                  ------------
                                                                    10,925,000
                                                                  ------------
HAWAII--1.8%
   Hawaii Housing Development Finance
     Corp. RB Series 1990B DN
     5.00%**                             04/06/01      9,500         9,500,000
   Honolulu GO Series 1993B MB
     4.80%                               10/01/01      1,000         1,002,167
   Honolulu GO Series 1997B MB
     5.00%                               11/01/01      1,500         1,516,064
                                                                  ------------
                                                                    12,018,231
                                                                  ------------
IDAHO--0.4%
   Idaho GO Series 2000 TAN
     5.38%                               06/29/01      2,500         2,505,868
                                                                  ------------
ILLINOIS--15.7%
   Chicago Gas Supply RB (Peoples
     Gas, Light & Coke Co. Project)
     Series 1993B DN
     3.65%**                             04/06/01      3,000         3,000,000
   Chicago GO Series 2000 DN
     3.60%**                             04/06/01     10,000        10,000,000
   Chicago O'Hare International Airport
     RB Series 1984A DN
     3.40%**                             04/06/01      1,400         1,400,000
   Chicago O'Hare International Airport
     RB Series 2000 DN
     3.65%**                             04/06/01     10,000        10,000,000
   Chicago RB Series 2000 DN
     4.40%**                             04/06/01      2,000         2,000,000
   Chicago RB Series 2001 DN
     3.55%**                             04/06/01      3,000         3,000,000
   Chicago Skyway Toll Bridge RB
     Series 2000 DN
     3.55%**                             04/06/01      5,100         5,100,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Elmhurst IDRB (John Sakash Co.
     Project) Series 2000 DN
     3.62%**                             04/06/01    $ 1,400      $  1,400,000
   Illinois Development Finance Authority
     IDRB Series 1996 DN
     3.80%**                             04/06/01      1,305         1,305,000
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995A DN
     3.62%**                             04/06/01        600           600,000
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995B DN
     3.62%**                             04/06/01      2,850         2,850,000
   Illinois Development Finance Authority
     Multifamily RB Series 2001 DN
     3.85%**                             04/06/01     12,105        12,105,000
   Illinois Development Finance Authority
     PCRB (Illinois Power Co. Project)
     Series 1993 MB
     3.30%                               04/17/01      4,000         4,000,000
   Illinois Educational Facilities Authority RB
     (National Louis University Project)
     Series 1999A DN
     3.54%**                             04/06/01      1,960         1,960,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1990A MB
     4.45%                               07/31/01      8,000         8,000,000
   Illinois Health Facilities Authority Revolving
     Fund Pooled Financing Program RB
     (The University of Chicago Project)
     Series 1994 MB
     3.25%                               04/05/01      4,800         4,800,000
   Illinois Housing Development Authority
     RB Series 2000B-1 MB
     4.28%                               12/05/01      4,320         4,320,000
   Illinois Housing Development Authority
     RB Series 2000B-2 MB
     4.33%                               12/05/01      2,100         2,100,000
   Illinois Housing Development Finance
     Authority RB Series 2000V DN
     3.64%**                             04/06/01      2,000         2,000,000
   Illinois Sales Tax RB Series 1991O MB
     6.00%                               06/15/01      1,495         1,499,914
   Illinois Student Loan Authority RB
     Series 1996A DN
     3.55%**                             04/06/01      1,200         1,200,000
   Kane McHenry Cook and DeKalb County
     School District RB Series 2000 DN
     3.60%**                             04/06/01      9,810         9,810,000
   Naperville Economic Development
     Authority RB (Independence Village
     Associates Project) Series 1994 DN
     3.60%**                             04/06/01      2,395         2,395,000
   Quad Cities Regional Economic
     Development Authority RB
     (Whitey's Ice Cream Manufacturing
     Project) Series 1995 DN
     3.80%**                             04/06/01      1,375         1,375,000
   Rockford RB (Fairhaven Christian
     Center Project) Series 2000 DN
     3.65%**                             04/06/01      2,360         2,360,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Roselle Village IDRB (Abrasive-Form,
     Inc. Project) Series 1995 DN
     3.84%**                             04/06/01    $ 1,500      $  1,500,000
   Village of North Aurora IDRB
     (Oberweis Dairy, Inc. Project)
     Series 1995 DN
     3.62%**                             04/06/01      2,240         2,240,000
   Village of Schiller Park IDRB
     (Victor Products Corp. Project)
     Series 1995 DN
     3.84%**                             04/06/01        300           300,000
   Winnebago County RB (Mill
     Project) Series 1996 DN
     3.55%**                             04/06/01      3,695         3,695,000
                                                                  ------------
                                                                   106,314,914
                                                                  ------------
INDIANA--2.9%
   Dekko Foundation Educational
     Facilities RB Series 2001 DN
     3.70%**                             04/06/01      3,000         3,000,000
   Indiana Development Finance
     Authority IDRB Series 2000 DN
     3.80%**                             04/06/01      8,000         8,000,000
   Indiana Educational Facilities
     Authority RB Series 2000 BAN
     4.85%                               05/03/01      3,000         3,000,890
   Knox Economic Development RB
     (J.W. Hicks Project) Series 1998 DN
     3.80%**                             04/06/01      2,100         2,100,000
   Monroe County IDRB (Griner
     Engineering, Inc. Project)
     Series 1997 DN
     3.75%**                             04/06/01      1,818         1,818,000
   South Bend Economic Development
     RB (Goodwill Industries Michinana
     Project) Series 2001 DN
     3.60%**                             04/06/01      2,000         2,000,000
                                                                  ------------
                                                                    19,918,890
                                                                  ------------
IOWA--1.5%
   Iowa Finance Authority IDRB
     (Sauer-Sundstrand Co.
     Project) Series 1996 DN
     3.60%**                             04/06/01      2,800         2,800,000
   Iowa Financial Authority Economic
     Development RB (Easter Seal
     Society Project) Series 1999 DN
     3.70%**                             04/06/01      3,040         3,040,000
   Iowa School Corp. Revenue
     Anticipation Warrants (Iowa
     School Cash Anticipation
     Program Project) Series 2000A MB
     5.50%                               06/22/01      4,000         4,008,681
                                                                  ------------
                                                                     9,848,681
                                                                  ------------
KANSAS--0.3%
   Shawnee Private Activity RB
     (Simmons County Project)
     Series 1996 DN
     3.55%**                             04/06/01        600           600,000
   Wyandotte County GO Series 2000 MB
     4.70%                               05/01/01      1,555         1,555,227
                                                                  ------------
                                                                     2,155,227
                                                                  ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY--4.7%
   Jefferson County PCRB
     Series 2001 TECP
     3.05%                               04/02/01    $ 8,200      $  8,200,000
     3.90%                               06/11/01      3,000         3,000,000
   Jeffersontown Lease Program RB
     Series 2000 DN
     3.45%**                             04/06/01      2,000         2,000,000
   Kentucky Interlocal School
     Transportation Association GO
     Series 2000 TAN
     5.00%                               06/29/01      5,000         5,007,002
   Maysville Solid Waste Disposal
     Facilities RB (Inland Container
     Corp. Project) Series 1992 MB
     3.70%                               04/04/01        900           900,000
   Trimble County PCRB
     Series 2000 TECP
     4.55%                               04/11/01     10,000        10,000,000
   Trimble County PCRB
     Series 2001 TECP
     3.05%                               04/04/01      3,000         3,000,000
                                                                  ------------
                                                                    32,107,002
                                                                  ------------
LOUISIANA--1.2%
   Plaquemines Port Harbor GO
     Series 2000 MB
     4.25%                               04/05/01      8,000         8,000,000
                                                                  ------------
MARYLAND--7.2%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996 DN
     3.70%**                             04/06/01      6,025         6,025,000
   Baltimore County RB (Saint James
     Academy Facilities Project)
     Series 1999 DN
     3.58%**                             04/06/01      4,500         4,500,000
   Baltimore County RB (Shade Tree
     Trace Project) Series 1996 DN
     3.70%**                             04/06/01      6,250         6,250,000
   Frederick County RB (Manekin-Freder
     Facilities Project) Series 2000 DN
     3.65%**                             04/06/01      3,450         3,450,000
   Maryland Economic Development
     Authority RB (Association of
     Catholic Charities Project)
     Series 1999A DN
     3.55%**                             04/06/01      3,045         3,045,000
   Maryland Economic Development
     Authority RB (Association of
     Catholic Charities Project)
     Series 1999B DN
     3.55%**                             04/06/01      1,800         1,800,000
   Maryland Economic Development
     Authority RB Series 2000 DN
     3.65%**                             04/06/01      3,875         3,875,000
   Maryland Finance IDRB (Baltimore
     International Culinary Project)
     Series 1994 DN
     3.70%**                             04/06/01      3,410         3,410,000
   Maryland Finance IDRB (Brass Mill
     Road LP Facility Project)
     Series 1995 DN
     3.70%**                             04/06/01      2,450         2,450,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
MARYLAND (CONTINUED)
   Maryland Finance IDRB (Patapsco
     Associates LP Facility Project)
     Series 1995 DN
     3.70%**                             04/06/01    $ 1,765      $  1,765,000
   Maryland Health and Higher
     Education Authority RB
     (Doctors' Community Hospital
     Project) Series 1997 DN
     3.58%**                             04/06/01      1,905         1,905,000
   Montgomery County Economic
     Development RB (Brooke
     Grove Foundation, Inc. Project)
     Series 1998 DN
     3.63%**                             04/06/01      7,225         7,225,000
   Montgomery County RB
     (Ivymount School Income
     Facility Project) Series 2000 DN
     3.60%**                             04/06/01      3,000         3,000,000
                                                                  ------------
                                                                    48,700,000
                                                                  ------------
MASSACHUSETTS--1.0%
   Fitchburg GO Series 2001 BAN
     4.00%                               06/29/01      3,000         3,003,615
   Freetown Lakeville Regional
     School District GO
     Series 2001 BAN
     3.50%                               07/06/01      3,500         3,501,313
                                                                  ------------
                                                                     6,504,928
                                                                  ------------
MICHIGAN--3.0%
   Elk Rapids School District GO
     Series 2000 MB
     4.75%                               06/29/01      1,850         1,851,077
   Michigan Building Authority RB
     Series 2001 DN
     3.55%**                             04/06/01      2,600         2,600,000
   Michigan Housing Development
     Authority RB (Jas Nonprofit
     Housing Corp. Project)
     Series 2000 DN
     3.60%**                             04/06/01      4,400         4,400,000
   Michigan Strategic Fund Limited
     Obligation RB (Kay Screen
     Printing, Inc. Project)
     Series 2000 DN
     3.80%**                             04/06/01      2,700         2,700,000
   Michigan Strategic Fund RB
     (True Industrial-Warren
     Project) Series 2000 DN
     3.65%**                             04/06/01      1,700         1,700,000
   Pellston School District GO
     Series 1992 MB
     6.63%                               05/01/02      1,000         1,055,381
   Plymouth-Canton Community
     School District GO
     Series 1991B MB
     6.80%                               05/01/01      4,225         4,279,284
   Saline Area School GO
     Series 2000B MB
     4.35%                               05/03/01      2,000         2,000,000
                                                                  ------------
                                                                    20,585,742
                                                                  ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
MINNESOTA--0.7%
   Becker PCRB Series 2000 TECP
     3.50%                               06/05/01    $ 2,000      $  2,000,000
   Minnesota Housing Finance Agency
     RB Series 2000N MB
     4.45%                               11/29/01      1,800         1,800,000
   Minnesota School District Tax and
     Aid Certificates of Participation
     Series 2000A MB
     5.00%                               08/09/01      1,000         1,002,390
                                                                  ------------
                                                                     4,802,390
                                                                  ------------
MISSISSIPPI--0.6%
   Mississippi Bank Special Obligation RB
     Series 2001 DN
     3.59%**                             04/06/01      4,095         4,095,000
                                                                  ------------
MISSOURI--1.0%
   Maries County Solid Waste Management
     IDRB (Kingsford Products Co.
     Project) Series 1993 DN
     3.65%**                             04/06/01      5,100         5,100,000
   Missouri Environmental Improvement and
     Energy Resource Authority RB
     (Monsanto Co. Project) Series 1988 DN
     3.55%**                             04/06/01      1,700         1,700,000
                                                                  ------------
                                                                     6,800,000
                                                                  ------------
NEVADA--0.2%
   Clark County Economic Development RB
     (Lutheran Secondary School
     Association Project) Series 2000 DN
     3.65%**                             04/06/01      1,600         1,600,000
                                                                  ------------
NEW HAMPSHIRE--1.0%
   New Hampshire Health and Education
     Facilities Authority RB (Tilton School
     Project) Series 1999 DN
     3.60%**                             04/06/01      2,460         2,460,000
   New Hampshire Higher Educational and
     Health Facilities Authority RB (Hunt
     Community Issue Project)
     Series 1996 DN
     3.60%**                             04/06/01      4,000         4,000,000
                                                                  ------------
                                                                     6,460,000
                                                                  ------------
NEW JERSEY--2.4%
   Aberdeen Township GO Series 2000 BAN
     4.90%                               08/16/01      1,000         1,001,615
   Allendale Board of Education GO
     Series 2001 MB
     3.75%                               08/09/01      2,726         2,730,327
   Essex County GO Series 2000A BAN
     4.75%                               07/27/01      1,000         1,001,131
   Hackettstown GO Series 2001 MB
     3.55%                               08/24/01      2,176         2,178,539
   New Jersey Economic Development
     Authority RB (Parke Place
     Association Project) Series 2000 DN
     3.70%**                             04/02/01      5,600         5,600,000
   Seaside Heights GO Series 2001 BAN
     4.25%                               02/15/02      1,546         1,558,210
   Sussex GO Series 2001 BAN
     3.45%                               01/18/02      1,054         1,053,700



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Upper Saddle River School District GO
     Series 2000 MB
     4.85%                               07/19/01    $   322      $    322,414
   Washington Township GO
     Series 2000 BAN
     5.50%                               05/31/01      1,000         1,000,861
                                                                  ------------
                                                                    16,446,797
                                                                  ------------
NEW MEXICO--0.3%
   New Mexico Hospital Equipment Loan
     Council RB (Pooled Loan Program
     Project) Series 2000A DN
     3.65%**                             04/06/01      1,885         1,885,000
                                                                  ------------
NEW YORK--1.1%
   New York City Transitional Finance
     Authority RB Series 2001 DN
     3.45%**                             04/06/01        300           300,000
   New York Local Assistance Corporation
     RB Series 1991A DN
     7.13%**                             04/02/01      7,000         7,140,000
                                                                  ------------
                                                                     7,440,000
                                                                  ------------
NORTH CAROLINA--1.2%
   Charlotte-Mecklenburg Hospital Authority
     RB (Health Care System Project)
     Series 1996B DN
     3.40%**                             04/06/01        500           500,000
   Mecklenburg County Certificates of
     Participation Series 2000 DN
     3.55%**                             04/06/01        700           700,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Otto Industries,
     Inc. Project) Series 1988 DN
     3.65%**                             04/06/01      1,300         1,300,000
   North Carolina Medical Care
     Commission Hospital RB (Lincoln
     Health System Project)
     Series 1996A DN
     3.55%**                             04/06/01      2,100         2,100,000
   North Carolina Medical Care Commission
     Hospital RB (Pooled Equipment
     Financing Project) Series 1991A DN
     3.80%**                             04/02/01        100           100,000
   Rockingham County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Whiteridge, Inc.
     Project) Series 1998 DN
     3.75%**                             04/06/01      1,100         1,100,000
   University Hospital Chapel Hill RB
     Series 2001B DN
     3.80%**                             04/02/01      2,500         2,500,000
   Washington County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Mackeys Ferry Sawmill,
     Inc. Project) Series 1997 DN
     3.55%**                             04/06/01        100           100,000
                                                                  ------------
                                                                     8,400,000
                                                                  ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
NORTH DAKOTA--0.9%
   Fargo IDRB (Owen Industries, Inc.
     Project) Series 1997 DN
     3.70%**                             04/06/01    $   800      $    800,000
   Mercer County Solid Waste Disposal RB
     (National Rural Utilities Project)
     Series 1995A MB
     3.65%                               09/04/01      2,700         2,700,000
   North Dakota Housing Finance Agency
     RB (Home Mortgage Finance Project)
     Series 2000 MB
     4.45%                               08/27/01      2,000         2,000,000
   North Dakota Housing Finance
     Agency RB Series 2001A-19 DN
     3.64%**                             04/06/01        550           550,000
                                                                  ------------
                                                                     6,050,000
                                                                  ------------
OHIO--12.3%
   American Municipal Power, Inc. RB
     Series 2000 BAN
     4.50%                               12/29/01        750           750,000
   Columbus GO Series 1999-2 MB
     5.00%                               06/15/01      4,675         4,692,164
   Cuyahoga County IDRB (Trio Diversified
     Co. Project) Series 2000 DN
     3.75%**                             04/06/01      2,520         2,520,000
   Cuyahoga County RB Series 2001 DN
     3.60%**                             04/06/01      4,000         4,000,000
   Defiance County GO Series 2001 BAN
     3.38%                               04/04/02      1,200         1,201,848
   Dover Municipal Sewer Systems GO
     Series 2001 BAN
     3.45%                               04/11/02      1,000         1,002,410
   Dublin School District GO
     Series 2000 BAN
     4.53%                               12/12/01      2,000         2,003,077
   Edon-Northwest Local School District
     GO Series 2001 BAN
     3.75%                               11/21/01      1,803         1,806,381
   Fairfield County GO Series 2000 BAN
     4.88%                               10/11/01      1,325         1,327,845
   Franklin County IDRB (Alco Standard
     Corp. Project) Series 1994 DN
     3.60%**                             04/06/01      1,100         1,100,000
   Geauga County Health Care Facilities RB
     Series 2001 DN
     3.60%**                             04/06/01      6,130         6,130,000
   Greene Health Care RB (Greater Akron-
     Canton Project) Series 1999 DN
     3.60%**                             04/06/01      1,725         1,725,000
   Hamilton County Housing Finance
     Authority RB Series 1997A DN
     3.40%**                             04/06/01        700           700,000
   Harrison County Economic Development
     RB (Carriage Inn of Cadiz Project)
     Series 1996 DN
     3.55%**                             04/06/01      1,485         1,485,000
   Indian Hill Village Economic Development
     RB (Cincinnati Country Day School
     Project) Series 1999 DN
     3.55%**                             04/06/01      1,950         1,950,000
   Jefferson County GO Series 2000 BAN
     4.98%                               11/15/01      4,721         4,726,057



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Lebanon GO Series 2001 BAN
     3.85%                               06/07/01    $ 2,000      $  2,001,367
   Lucas County GO Series 2000 BAN
     4.56%                               04/12/01      2,000         2,000,221
   Montgomery County Economic
     Development Authority RB (Dayton Art
     Institute Project) Series 1996 DN
     3.55%**                             04/06/01        500           500,000
   New Lebanon School District GO
     Series 2000 BAN
     5.04%                               06/07/01      1,000         1,001,241
   North Olmsted GO Series 2001 BAN
     3.75%                               07/31/01      1,800         1,803,851
   Ohio Air Quality Development Authority
     PCRB (JMG Funding Ltd. Partnership
     Project) Series 1995B DN
     3.50%**                             04/06/01        300           300,000
   Ohio Air Quality Development Authority
     PCRB (Pennsylvania Power Co. Project)
     Series 1997 DN
     3.60%**                             04/06/01      1,450         1,450,000
   Ohio GO Series 1991 MB
     6.10%                               08/01/01      1,000         1,018,663
   Ohio Higher Educational Facility Community
     RB Series 2000C DN
     3.65%**                             04/06/01      2,890         2,890,000
   Ohio PCRB (Ross Incineration Project)
     Series 2000-1 DN
     3.80%**                             04/06/01      1,850         1,850,000
   Ohio University GO Series 1999B TECP
     4.10%                               04/09/01     11,000        11,000,000
   Ohio Water Development Authority
     PCRB (Philip Morris Co., Inc.
     Project) Series 1997 DN
     3.65%**                             04/06/01      1,300         1,300,000
   Perry County GO Series 2000 BAN
     4.75%                               04/20/01      1,500         1,500,267
   Perry School District GO Series 2000 BAN
     4.99%                               06/13/01      1,500         1,501,737
   Richland County GO Series 2000 BAN
     4.85%                               11/15/01      1,294         1,297,088
   Riverdale School District GO
     Series 2000 BAN
     4.94%                               06/07/01      1,985         1,987,396
   Rocky River GO Series 2001 BAN
     3.06%                               01/25/02      1,000           999,772
   Ross County GO Series 2001 BAN
     3.66%                               03/21/02      1,250         1,253,039
   Sidney School District GO Series 2001 BAN
     3.92%                               08/07/01      1,500         1,502,713
   Springboro GO Series 2001 BAN
     3.53%                               01/24/02      1,200         1,202,368
   Summit County Civic Facility RB
     (Akron Area Electric Joint Project)
     Series 2001 DN
     3.60%**                             04/06/01      1,900         1,900,000
   Tiffin GO Series 2000 MB
     4.99%                               06/28/01      1,200         1,200,661
   Tri-Village School District GO
     Series 2000 BAN
     5.06%                               06/28/01      1,860         1,862,895
   Union Township GO Series 2000 BAN
     4.86%                               04/10/01      1,000         1,000,120

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Wapakoneta GO Series 2001 BAN
     3.85%                               02/01/02    $ 1,400      $  1,403,392
   Wilmington GO Series 2001 BAN
     3.64%                               01/15/02      1,000         1,002,229
                                                                  ------------
                                                                    83,848,802
                                                                  ------------
OKLAHOMA--0.2%
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric Co.
     Project) Series 1995A DN
     3.50%**                             04/06/01      1,500         1,500,000
                                                                  ------------
OREGON--0.4%
   Geneva County Health Care Authority RB
     Series 2001 DN
     3.41%**                             04/06/01      2,833         2,833,000
                                                                  ------------
PENNSYLVANIA--2.0%
   Pennsylvania Higher Educational Facilities
     Authority Health Services RB (The
     University of Pennsylvania Project)
     Series 1994B DN
     3.45%**                             04/06/01      2,200         2,200,000
   Pennsylvania Higher Educational Facilities
     Authority Health Services RB (The
     University of Pennsylvania Project)
     Series 1996C DN
     3.45%**                             04/06/01      6,195         6,195,000
   Pennsylvania Higher Educational Facilities
     Authority Health Services RB (The
     University of Pennsylvania Project)
     Series 1998B DN
     3.45%**                             04/06/01      5,500         5,500,000
                                                                  ------------
                                                                    13,895,000
                                                                  ------------
SOUTH CAROLINA--0.8%
   Lexington County School District GO
     Series 2000 TAN
     5.00%                               04/13/01      1,000         1,000,300
   South Carolina Economic Development
     Authority IDRB (Lakeshore Leasing
     Project) Series 2000 DN
     3.80%**                             04/06/01      2,000         2,000,000
   South Carolina Economic Development
     Authority RB (Catholic Diocese Project)
     Series 1998 DN
     3.60%**                             04/06/01      2,300         2,300,000
                                                                  ------------
                                                                     5,300,300
                                                                  ------------
SOUTH DAKOTA--0.3%
   South Dakota Housing Development
     Authority RB Series 2000 DN
     3.64%**                             04/06/01      2,000         2,000,000
                                                                  ------------
TENNESSEE--3.2%
   Chattanooga IDRB Series 2000 DN
     3.55%**                             04/06/01      2,000         2,000,000
   Cleveland IDRB (Young Men's Christian
     Association of Metropolitan Chattanooga
     Project) Series 1999 DN
     3.50%**                             04/06/01      3,200         3,200,000
   Metropolitan Nashville and Davidson
     County RB Series 1985A MB
     3.70%                               01/15/02      2,500         2,500,000




                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
TENNESSEE (CONTINUED)
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Montgomery County Loan Project)
     Series 1995 DN
     3.55%**                             04/06/01    $ 4,020      $  4,020,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Tennessee County Loan Pool Project)
     Series 1995 DN
     3.55%**                             04/06/01      4,000         4,000,000
   Shelby County RB Series 2000 DN
     3.55%**                             04/06/01      4,000         4,000,000
   Williamson County IDRB (Numatics, Inc.
     Project) Series 1996 DN
     3.80%**                             04/06/01      2,000         2,000,000
                                                                  ------------
                                                                    21,720,000
                                                                  ------------
TEXAS--9.3%
   Austin Apartment Systems RB
     Series 2000J DN
     3.64%**                             04/06/01      2,000         2,000,000
   Austin Electrical Utilities RB
     Series 2001 DN
     3.55%**                             04/06/01      4,310         4,310,000
   Austin Water and Wastewater Systems RB
     Series 2000 DN
     3.59%**                             04/06/01      2,500         2,500,000
   Haltom IDRB (Molded Products Co. Project)
     Series 1995 DN
     3.62%**                             04/06/01      2,000         2,000,000
   Houston GO Series 1992C MB
     5.80%                               03/01/02      4,000         4,096,080
   Houston RB Series 2001 DN
     3.55%**                             04/06/01      4,910         4,910,000
   Lower Colorado River Authority RB
     Series 2000 DN
     4.40%**                             04/02/01      4,450         4,450,000
   Mesquite Independent School District GO
     Series 1991 MB
     6.20%                               08/15/01      2,100         2,122,985
   Port Arthur GO Series 2001 TECP
     3.50%                               06/28/01      3,000         3,000,000
   Port Development GO Series 2001 DN
     3.65%**                             04/06/01     12,200        12,200,000
   San Antonio Water System Improvement
     Refunding RB Series 1996 DN
     3.60%**                             04/06/01     10,430        10,430,000
   Socorro Independent School District
     Unlimited Tax Building Bonds
     Series 2000 DN
     3.55%**                             04/06/01      2,900         2,900,000
   Texas RB Series 2000 DN
     3.65%**                             04/06/01      8,200         8,200,000
                                                                  ------------
                                                                    63,119,065
                                                                  ------------
VIRGINIA--4.0%
   Chesapeake IDRB Series 1988 DN
     5.60%**                             04/06/01      3,000         3,000,000
   Chesterfield County PCRB
     Series 1992 DN
     3.65%**                             04/06/01      8,400         8,400,000
   Dinwiddie County IDRB (Chaparral Steel
     Virginia Project) Series 1999 DN
     3.95%**                             04/02/01        300           300,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988C DN
     3.58%**                             04/06/01    $ 4,400      $  4,400,000
   Metropolitan Washington D.C. Airport
     Authority GO Series 2001 TECP
     3.25%                               07/13/01      5,000         5,000,000
   Norfolk IDRB (2F Realty Co. Project)
     Series 1998 DN
     3.55%**                             04/06/01        500           500,000
   Virginia Resource Authority Clean Water
     RB Series 2000 DN
     3.55%**                             04/06/01      5,500         5,500,000
                                                                  ------------
                                                                    27,100,000
                                                                  ------------
WASHINGTON--1.7%
   ABN Amro Munitops Certificates Trust
     GO Series 2001 DN
     3.58%**                             04/06/01      2,500         2,500,000
   Washington Health Care Facilities
     Authority RB (Seattle Cancer Care
     Alliance Project) Series 2001 DN
     3.50%**                             04/06/01      7,400         7,400,000
   Yakima County Public Corp. RB
     Series 2000 DN
     3.70%**                             04/06/01      1,000         1,000,000
   Yakima County Public Corp. RB (Jeld-Wen
     Income Project) Series 1988 DN
     3.54%**                             04/06/01        740           740,000
                                                                  ------------
                                                                    11,640,000
                                                                  ------------
WISCONSIN--6.2%
   Amery IDRB (Plastech Corp. Project)
     Series 1997 DN
     3.85%**                             04/06/01      2,000         2,000,000
   Beloit School District GO Series 2000 TAN
     4.55%                               10/26/01      2,400         2,400,654
   Mequon IDRB (Johnson Level GRW
     Investment Project) Series 1995 DN
     3.80%**                             04/02/01      1,000         1,000,000
   Oak Creek-Franklin Joint School District
     GO Series 2001 BAN
     3.60%                               01/04/02      3,310         3,317,283
   Pleasant Prairie Village PCRB (Wisconsin
     Electric Power Co. Project)
     Series 1995B DN
     3.60%**                             04/06/01      5,650         5,650,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
   Rapids IDRB (Theile Kaolin of
     Wisconsin, Inc. Project)
     Series 1998 DN
     3.55%**                             04/06/01    $ 1,600      $  1,600,000
   Southeast Wisconsin Professional
     Baseball Park RB Series 2000Y DN
     3.59%**                             04/06/01      2,280         2,280,000
   Wisconsin Health and Educational
     Facilities Authority RB (Edgewood
     College Project) Series 1997 DN
     3.65%**                             04/06/01      7,810         7,810,000
   Wisconsin Housing and Economic
     Development Authority Single
     Family Housing RB Series 1999 DN
     3.62%**                             04/06/01     15,945        15,945,000
                                                                  ------------
                                                                    42,002,937
                                                                  ------------
WYOMING--0.7%
   Lincoln County PCRB Series 1991 DN
     4.45%**                             04/06/01      5,000         5,000,000
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $689,425,395*)                               101.6%       689,425,395

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                        (1.6%)      (10,936,414)
                                                      ------      ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 423,233,380
   Institutional shares,
   136,362,776 Service shares,
   109,547,308 Hilliard Lyons
   shares and 9,380,069
   Investor A shares outstanding)                     100.0%      $678,488,981
                                                      ======      ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER INSTITUTIONAL, SERVICE,
   HILLIARD LYONS AND
   INVESTOR A SHARE
   ($678,488,981 / 678,523,533)                                          $1.00
                                                                         =====

-------------------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS--99.4%
NEW JERSEY--99.1%
   Aberdeen Township GO Series 2000 BAN
     4.90%                               08/16/01     $  727       $   728,244
   Allendale Board of Education GO
     Series 2001 MB
     3.75%                               08/09/01      2,000         2,003,175
   Bernards Township Sewer Authority RB
     Series 1985 MB
     4.35%                               12/15/01      3,000         3,007,182
   Bloomfield Township GO Series 2000 MB
     5.20%                               06/15/01      1,000         1,002,017
   Camden County Improvement Authority RB
     (Jewish Community Center Project)
     Series 1995 DN
     3.25%**                             04/06/01        260           260,000
   Carlstadt GO Series 2001 BAN
     3.50%                               03/22/02      1,963         1,967,620
   Closter GO Series 2000 BAN
     4.75%                               08/17/01      2,000         2,003,040
   Delaware River Port Authority New Jersey
     and Pennsylvania RB (Merlots Project)
     Series 2000B-04 DN
     3.49%**                             04/06/01      2,500         2,500,000
   East Amwell Township GO Series 2000 BAN
     4.63%                               04/27/01      2,542         2,542,433
   Evesham Township GO Series 2000 BAN
     4.65%                               08/14/01      2,145         2,146,476
   Hackettstown GO Series 2001 BAN
     4.00%                               03/01/02      1,229         1,235,870
   Hackettstown GO Series 2001 MB
     3.55%                               08/24/01      2,000         2,002,734
   Hopewell Boro GO Series 2000 BAN
     4.80%                               09/27/01      1,158         1,160,575
   Independence Township GO
     Series 2001A BAN
     4.00%                               09/28/01      1,102         1,105,186
   Jersey City Utilities Authority Sewer RB
     Series 1998 MB
     3.60%                               12/01/01        990           993,283
   Kinnelon GO Series 2000 BAN
     5.00%                               12/07/01      1,736         1,743,959
   Kinnelon GO Series 2001 BAN
     3.75%                               03/07/02      1,000         1,003,605
     3.55%                               03/29/02        900           903,025
   Lambertville GO Series 2000 BAN
     4.75%                               04/26/01      1,046         1,046,206
   Lower Township GO Series 2001 BAN
     3.60%                               01/25/02      1,000         1,000,700
   Medford Township GO Series 2000 MB
     5.30%                               07/15/01        300           300,793
   Mercer County Improvement Authority RB
     (Atlantic Financial and Johnson Project)
     Series 1998 DN
     3.31%**                             04/06/01      2,400         2,400,000
   Morris County GO Series 1991 MB
     6.25%                               07/15/01        500           504,431
   New Jersey Economic Development
     Authority Multi-Mode IDRB (V and S
     Amboy Galvanizing LLC Project)
     Series 1999 DN
     3.75%**                             04/06/01      3,540         3,540,000
   New Jersey Economic Development
     Authority RB (ARND LLC Project)
     Series 2000 DN
     3.40%**                             04/06/01      1,900         1,900,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Beldar Business Form
     Manufacturing Project) Series 1999 DN
     3.50%**                             04/06/01     $1,095       $ 1,095,000
   New Jersey Economic Development
     Authority RB (Bethany Baptist Church
     Project) Series 1998 DN
     3.35%**                             04/06/01      2,415         2,415,000
   New Jersey Economic Development
     Authority RB (Denglas Technologies
     Project) Series 2000 DN
     3.70%**                             04/06/01      4,590         4,590,000
   New Jersey Economic Development
     Authority RB (Facile Holdings, Inc.
     Project) Series 1998 DN
     3.35%**                             04/06/01      6,385         6,385,000
   New Jersey Economic Development
     Authority RB (Far Sighted Investment
     LLC Project) Series 1998A DN
     3.50%**                             04/06/01      1,180         1,180,000
   New Jersey Economic Development
     Authority RB (Hamilton Industrial
     Development Project) Series 1998 DN
     3.40%**                             04/06/01      1,930         1,930,000
   New Jersey Economic Development
     Authority RB (J. James Realty Co.
     Project) Series 1998 DN
     3.55%**                             04/06/01        750           750,000
   New Jersey Economic Development
     Authority RB (Jersey Juice, Inc.
     Project) Series 1997 DN
     3.45%**                             04/06/01      3,040         3,040,000
   New Jersey Economic Development
     Authority RB (Jewish Community
     Foundation of Metrow Project)
     Series 1998 DN
     3.30%**                             04/06/01      1,900         1,900,000
   New Jersey Economic Development
     Authority RB (Kenwood USA Corp.
     Project) Series 1985 DN
     3.70%**                             04/06/01      6,000         6,000,000
   New Jersey Economic Development
     Authority RB (Local Housing Project)
     Series 1992D-1 DN
     3.55%**                             04/06/01        680           680,000
   New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 2000 DN
     3.50%**                             04/06/01      4,300         4,300,000
   New Jersey Economic Development
     Authority RB (Newark Fibers, Inc.
     Project) Series 1998 DN
     3.65%**                             04/06/01      2,850         2,850,000
   New Jersey Economic Development
     Authority RB (Ninette Group LP
     Project) Series 1998 DN
     3.50%**                             04/06/01        800           800,000
   New Jersey Economic Development
     Authority RB (Parke Place Association
     Project) Series 2000 DN
     3.70%**                             04/06/01      2,765         2,765,000
   New Jersey Economic Development
     Authority RB (Pennington Montessori
     School Project) Series 1998 DN
     3.50%**                             04/06/01      1,330         1,330,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (R. Realty Co. Project)
     Series 1996 DN
     3.35%**                             04/06/01     $2,645      $  2,645,000
   New Jersey Economic Development
     Authority RB (Thermal Energy LP
     Project) Series 1995 DN
     3.30%**                             04/06/01      6,000         6,000,000
   New Jersey Economic Development
     Authority RB (Venice Maid Foods
     Project) Series 1997 DN
     3.45%**                             04/06/01      1,000         1,000,000
   New Jersey Economic Development
     Authority RB (Wechsler Coffee Corp.
     Project) Series 1998 DN
     3.45%**                             04/06/01      1,240         1,240,000
   New Jersey Economic Development
     Authority RB (Wood Hollow Associates
     Project) Series 1997 DN
     3.40%**                             04/06/01      2,230         2,230,000
   New Jersey Health Care Facilities Finance
     Authority RB (Saint Peters University
     Hospital Project) Series 2000B DN
     3.25%**                             04/06/01      2,000         2,000,000
   New Jersey Housing and Mortgage
     Finance Agency RB (Merlots Project)
     Series 2000A-2 DN
     3.54%**                             04/06/01      2,500         2,500,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1996 DN
     3.28%**                             04/06/01      7,805         7,805,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1999 DN
     3.35%**                             04/06/01      1,860         1,860,000
   New Jersey Housing and Mortgage
     Finance Agency Tax-Exempt Eagle
     Trust Certificates Series 1997A DN
     3.40%**                             04/06/01      3,740         3,740,000
   New Jersey State Building Authority RB
     Series 1997 MB
     5.00%                               06/15/01        200           200,586
   New Jersey State Educational
     Development Authority RB (Princeton
     Project) Series 2000 DN
     3.28%**                             04/06/01      7,520         7,520,000
   New Jersey State GO Series 1996E MB
     5.50%                               07/15/01        150           150,862
   New Jersey State Transportation Corp.
     GO Series 2001 TECP
     3.20%                               04/05/01      2,000         2,000,000
   New Jersey State Transportation Corp.
     RB Series 1997A MB
     5.25%                               09/01/01      2,000         2,004,206
   New Jersey State Transportation Trust
     Fund Authority RB (Transportation
     Systems Project) Series 1999A DN
     4.75%                               06/15/01      2,000         2,006,201
   New Jersey Transit Trust Fund RB
     Series 1998A MB
     4.25%                               06/15/01      1,000         1,000,000
   New Jersey Turnpike Authority RB
     (Eagle Trust Project) Series 2000 DN
     3.40%**                             04/06/01      2,500         2,500,000
   New Jersey Turnpike RB (ABN AMRO
     Tops Project) Series 2000-6 DN
     4.55%**                             04/06/01      6,500         6,500,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Ocean County GO Series 2000 MB
     4.50%                               09/01/01     $  300      $    300,244
   Passaic County GO Series 2000 BAN
     4.63%                               09/21/01      2,500         2,503,518
   Port Authority of New Jersey and New
     York RB Series 2000 DN
     3.54%**                             04/06/01        410           410,000
   Port Authority of New Jersey and New
     York RB Series 2000-19 DN
     3.40%**                             04/06/01      6,400         6,400,000
   Salem County Pollution Control
     Financing Authority PCRB (E.I.
     DuPont de Nemours Project)
     Series 1982A DN
     3.55%**                             04/02/01      9,600         9,600,000
   Seaside Heights GO Series 2001 BAN
     4.25%                               02/15/02      1,000         1,007,898
   Sussex County GO Series 2000 MB
     5.00%                               07/15/01        455           455,823
   Union County Utilities Authority RB
     Series 1998A MB
     4.50%                               06/01/01      2,380         2,380,179
   Upper Saddle River School District GO
     Series 2000 MB
     4.85%                               07/19/01      2,000         2,002,574
   Vineland GO Series 2001 BAN
     3.75%                               01/17/02      4,500         4,526,118
   Voorhees Township GO
     Series 2000B BAN
     4.70%                               10/16/01      1,000         1,001,527
   Washington Township GO
     Series 2000 BAN
     5.50%                               05/31/01      1,385         1,386,193
                                                                  ------------
                                                                   167,886,483
                                                                  ------------
PUERTO RICO--0.3%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.30%**                             04/06/01        450           450,000
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $168,336,483*)                                99.4%       168,336,483

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.6%         1,064,737
                                                      ------      ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 99,188,160
   Institutional shares, 56,921,444
   Service shares and 13,306,055
   Investor A shares outstanding)                     100.0%      $169,401,220
                                                      ======      ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($169,401,220 / 169,415,659)                                          $1.00
                                                                         =====

------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS--99.9%
NORTH CAROLINA--92.0%
   Brunswick County GO Series 2000 MB
     5.25%                               05/01/01     $  200       $   200,118
   Buncombe County GO Series 1997 DN
     3.65%**                             04/06/01      1,730         1,730,000
   Buncombe County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Lustar Dyeing, Inc.
     Project) Series 1998 DN
     3.70%**                             04/06/01      2,620         2,620,000
   Carteret County Certificates of
     Participation Series 2000 MB
     4.40%                               06/01/01        180           180,000
   Charlotte Certificates of Participation
     (Equipment Acquisition Project)
     Series 2001A MB
     4.00%                               03/01/02        565           569,026
   Charlotte Certificates of Participation
     (Public Safety Facility Project)
     Series 2000D MB
     5.00%                               06/01/01        360           360,409
   Charlotte-Mecklenburg Hospital Authority
     RB (Health Care System Project)
     Series 1996B DN
     3.40%**                             04/06/01        200           200,000
   Chatham County GO Series 1991 MB
     6.25%                               05/01/01        125           125,200
   Cumberland County Hospital Facilities
     RB (Cumberland County Hospital
     System Project) Series 1991 MB
     6.00%                               10/01/01      4,500         4,549,749
   Durham County GO Series 1992 MB
     5.75%                               02/01/02        325           338,230
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Federal Paper Board Co., Inc.
     Project) Series 1989 DN
     3.55%**                             04/06/01      1,100         1,100,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Snow Hill Tape Corp. Project)
     Series 1995 DN
     3.55%**                             04/06/01      1,500         1,500,000
   Greensboro Certificates of Participation
     (Equipment Acquisition Project)
     Series 2000 DN
     3.50%**                             04/06/01      3,700         3,700,000
   Greensboro Enterprise Systems RB
     (Combined Project) Series 1995B DN
     3.40%**                             04/06/01        200           200,000
   Greensboro Enterprise Systems RB
     (Combined Project) Series 1998B DN
     3.45%**                             04/06/01        300           300,000
   Greensboro GO Series 1992 MB
     6.25%                               03/01/02      1,000         1,047,009
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Quantum Group, Inc. Project)
     Series 2000 DN
     3.65%**                             04/06/01      1,165         1,165,000
   Hickory County Water Utility Improvement
     GO Series 1991 MB
     6.50%                               05/01/01        425           434,225



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Iredell County Industrial Facilities and
     Pollution Control Financing Authority
     RB (B and B Fabricators Project)
     Series 1999 DN
     3.65%**                             04/06/01     $3,400       $ 3,400,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Var-Arden Corp. Project)
     Series 1999 DN
     3.65%**                             04/06/01      4,800         4,800,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding IDRB (Trion, Inc. Project)
     Series 1995 DN
     3.60%**                             04/06/01        100           100,000
   Mecklenburg County Certificates of
     Participation Series 2000 DN
     3.55%**                             04/06/01        300           300,000
   Mecklenburg County GO Series 1991 MB
     6.20%                               04/01/01      2,000         2,040,000
   Mecklenburg County GO
     Series 1996C DN
     3.50%**                             04/06/01        100           100,000
   Mecklenburg County GO
     Series 2000E DN
     3.55%**                             04/06/01      3,500         3,500,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Griffith Micro Science
     Project) Series 1995 DN
     3.60%**                             04/06/01      1,500         1,500,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Otto Industries,
     Inc. Project) Series 1988 DN
     3.65%**                             04/06/01      1,315         1,315,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Piedmont Plastics
     Project) Series 1997 DN
     3.75%**                             04/06/01      3,940         3,940,000
   Mecklenburg County Public Improvement
     GO Series 1998B MB
     4.30%                               02/01/02        250           252,448
   New Hanover County Industrial Facilities
     IDRB (Interroll Corp. Project)
     Series 1989 DN
     3.65%**                             04/06/01        695           695,000
   North Carolina Agricultural Finance
     Authority Agricultural Development RB
     (Harvey Fertilizer and Gas Co. Project)
     Series 1995 DN
     3.55%**                             04/06/01        940           940,000
   North Carolina Educational Facilities
     Financing Agency RB (Gaston Day
     School Project) Series 2000 DN
     3.55%**                             04/06/01        400           400,000
   North Carolina Housing Finance
     Agency RB (Merlots Project)
     Series 2000A-37 DN
     3.64%**                             04/06/01      2,900         2,900,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care
     Commission Hospital RB (Angel
     Medical Center, Inc. Project)
     Series 1997 DN
     3.45%**                             04/06/01     $  500       $   500,000
   North Carolina Medical Care Commission
     Hospital RB (Baptist Hospital Project)
     Series 1992B DN
     3.45%**                             04/06/01      3,300         3,300,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1985D DN
     3.45%**                             04/06/01        300           300,000
   North Carolina Medical Care Commission
     Hospital RB (Lutheran Retirement
     Project) Series 1999 DN
     3.55%**                             04/06/01      1,360         1,360,000
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 1993 DN
     3.55%**                             04/06/01        900           900,000
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 1995 DN
     3.55%**                             04/06/01        400           400,000
   North Carolina Medical Care Commission
     Hospital RB (Pooled Equipment
     Financing Project) Series 1991A DN
     3.80%**                             04/02/01        100           100,000
   North Carolina Medical Care Commission
     Hospital RB (Pooled Equipment
     Financing Project) Series 1994 DN
     3.50%**                             04/06/01        200           200,000
   North Carolina State GO Series 1997A MB
     5.10%                               03/01/02        200           203,570
   North Carolina State GO
     Series 2000I-12 DN
     3.55%**                             04/06/01      2,000         2,000,000
   North Carolina State Public School
     Building GO Series 1999 MB
     4.50%                               04/01/02      2,000         2,029,042
   Orange County Public Improvement GO
     Series 2000 DN
     5.20%**                             04/02/01      1,200         1,200,000
   Raleigh County Certificates of
     Participation Series 2000A DN
     3.55%**                             04/06/01      1,925         1,925,000
   Raleigh County GO Series 1996 MB
     5.20%                               06/01/01        300           300,485
   Randolph County Industrial Facilities and
     Pollution Control Finance Authority RB
     (Jowat Corp. Project) Series 1999 DN
     3.55%**                             04/06/01      2,500         2,500,000
   Rockingham County Industrial Facilities
     and Pollution Control Finance Authority
     RB (Medibeg, Inc. Project)
     Series 1997 DN
     3.55%**                             04/06/01      2,000         2,000,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Rutherford County Industrial Facilities
     and Pollution Control Finance Authority
     RB (All American Homes Project)
     Series 1996 DN
     3.80%**                             04/06/01     $1,300       $ 1,300,000
   Rutherford County Industrial Facilities and
     Pollution Control Finance Authority RB
     (Thieman Metal Technologies LLC
     Project) Series 1998 DN
     3.75%**                             04/06/01      2,700         2,700,000
   Sampson County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Dubose Strapping, Inc. Project)
     Series 1997 DN
     3.70%**                             04/06/01      1,590         1,590,000
   Union County GO Series 2001 MB
     4.00%                               03/01/02      1,800         1,812,041
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co.
     Project) Series 1997 DN
     3.55%**                             04/06/01      1,750         1,750,000
   Warren County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Glen Raven Mills, Inc. Project)
     Series 1997 DN
     3.55%**                             04/06/01      1,500         1,500,000
   Washington County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Mackeys Ferry
     Sawmill, Inc. Project)
     Series 1997 DN
     3.55%**                             04/06/01      2,700         2,700,000
   Wilkes County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Schas Circular Industries, Inc.
     Project) Series 1997A DN
     3.50%**                             04/06/01      3,690         3,690,000
   Winston-Salem Certificates of
     Participation Series 1991 MB
     6.90%                               06/01/01      1,245         1,275,586
                                                                   -----------
                                                                    84,037,138
                                                                   -----------
PUERTO RICO--7.9%
   Puerto Rico Commonwealth
     Infrastrucure Financing Authority
     Special P-Float Receipts
     Series 2001 PT1274 DN
     3.30%**                             04/02/01      6,000         6,000,000
   Puerto Rico Electric Power Authority
     Power RB (Municipal Securities
     Trust Receipts Project)
     Series 1997 SGA-43 DN
     3.50%**                             04/06/01      1,200         1,200,000
                                                                   -----------
                                                                     7,200,000
                                                                   -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2001 (UNAUDITED)                                     Value
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $91,237,138*)                                 99.9%       $91,237,138

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.1%            58,356
                                                      ------       -----------
NET ASSETS (Equivalent to $1.00 per
   share based on 90,277,976
   Institutional shares, 651,728
   Service shares, 361,095 Investor
   A shares and 5,600 Investor B
   shares outstanding)                                100.0%       $91,295,494
                                                      ======       ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND INVESTOR B
   SHARE
   ($91,295,494 / 91,296,399)                                            $1.00
                                                                         =====

----------------------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS--99.4%
OHIO--99.4%
   Allen County GO Series 2000 BAN
     4.88%                               07/18/01     $  490      $    490,380
   American Municipal Power, Inc., Electric
     System Improvement RB
     Series 2000 MB
     4.40%                               11/30/01        575           575,000
   American Municipal Power, Inc. RB
     (Bowling Green Project)
     Series 2000 BAN
     4.70%                               09/07/01      2,450         2,450,000
   American Municipal Power, Inc. RB
     Series 2000 BAN
     4.85%                               11/09/01      1,080         1,080,000
     4.80%                               11/30/01      1,165         1,165,000
     4.50%                               12/29/01        750           750,000
   Brooklyn IDRB (Dylon Industries, Inc.
     Project) Series 1999 DN
     3.75%**                             04/06/01      1,075         1,075,000
   Brunswick School District School
     Improvement Bonds Series 1999 MB
     3.70%                               12/01/01        200           200,782
   Butler County Hospital Facilities RB
     Series 1991 MB
     6.40%                               11/15/01      1,000         1,011,490
   Butler County GO
     Series 2000 BAN
     4.80%                               07/11/01        400           400,424
   Champaign County IDRB (Allied Signal,
     Inc. Project) Series 1998 DN
     3.75%**                             04/06/01      1,000         1,000,000
   Clermont County Health Facilities
     Authority RB (Mercy Health System
     Project) Series 1996A DN
     3.55%**                             04/06/01      1,500         1,500,000
   Cleveland Waterworks First Mortgage RB
     Series 1992 DN
     6.50%**                             04/06/01      1,375         1,435,312
   Clinton County Hospital RB
     Series 1999 DN
     3.55%**                             04/06/01        600           600,000
   Columbus GO Series 1998-1 BAN
     4.25%                               06/15/01        250           250,529
   Columbus Water System RB
     Series 1991 DN
     6.00%**                             04/06/01        330           341,461
   Cuyahoga County Hospital Improvement
     Refunding RB (University Hospitals
     Health Project) Series 1996A MB
     6.00%                               01/15/02      1,340         1,369,450
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation Project)
     Series 1997A DN
     3.55%**                             04/06/01      4,355         4,355,000
   Cuyahoga County IDRB (Actron
     Manufacturing Project)
     Series 1998 DN
     3.75%**                             04/06/01      1,050         1,050,000
   Cuyahoga County IDRB (Cleveland
     Gear Company, Inc. Project)
     Series 1998 DN
     3.75%**                             04/06/01      2,100         2,100,000
   Defiance County GO Series 2000A BAN
     4.68%                               08/02/01      1,075         1,075,427



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Delaware County IDRB (Air Waves, Inc.
     Project) Series 1995 DN
     3.75%**                             04/06/01     $  775      $    775,000
   Dover Municipal Sewer System
     Improvement GO Series 2000 BAN
     4.53%                               04/12/01      1,100         1,100,057
   Dublin School District GO
     Series 2000 BAN
     4.53%                               12/12/01      1,000         1,001,538
   Englewood Water Systems GO
     Series 2000 BAN
     4.60%                               09/20/01        600           600,540
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     3.80%**                             04/06/01      1,300         1,300,000
   Fairfield County GO Series 2000 BAN
     4.88%                               10/11/01        500           501,074
   Fairfield County GO Series 2001 BAN
     3.42%                               01/24/02        820           821,738
     3.80%                               03/13/02        700           702,562
   Forest Park GO Series 2000 BAN
     5.26%                               10/11/01        500           502,049
   Franklin County Economic Development
     RB (Ferguson Steel Co., Inc. Project)
     Series 1999 DN
     3.80%**                             04/06/01      1,400         1,400,000
   Franklin County - Golf Pointe Multi-Family
     Housing RB Series 2000A DN
     3.62%**                             04/06/01      3,000         3,000,000
   Franklin County Hospital Refunding RB
     (U.S. Health Corp. of Columbus
     Project) Series 1996A DN
     3.40%**                             04/06/01        745           745,000
   Fulton County IDRB (Haas Door Co. &
     Nofziger Doors International, Inc.
     Project) Series 1999 DN
     3.75%**                             04/06/01      1,600         1,600,000
   Greene County Economic Development
     RB (Ashford Center Project)
     Series 1995 DN
     3.60%**                             04/06/01        700           700,000
   Greene County IDRB (AFC Stamping &
     Production, Inc., Barsplice Products
     Project) Series 1995 DN
     3.75%**                             04/06/01        825           825,000
   Greene County IDRB (Antioch Publishing
     Co. Project) Series 1996 DN
     3.75%**                             04/06/01      1,000         1,000,000
   Hamilton County Health Care Facilities
     RB (Ronald McDonald House Project)
     Series 2000 DN
     3.57%**                             04/06/01      1,740         1,740,000
   Hamilton County Hospital Facilities RB
     (Beechwood Home Project)
     Series 1997 DN
     3.55%**                             04/06/01      3,900         3,900,000
   Hamilton GO Series 2000 BAN
     5.25%                               04/26/01        600           600,098
   Indian Hill Village Economic
     Development RB (Cincinnati Country
     Day School Project) Series 1999 DN
     3.55%**                             04/06/01      1,450         1,450,000
   Jefferson County GO Series 2000 BAN
     4.98%                               11/15/01      2,500         2,502,678

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Mahoning County IDRB (Serra Land Project)
     Series 1997 DN
     3.75%**                             04/06/01     $1,810      $  1,810,000
   Mahoning County RB (Youngstown
     Iron & Metal, Inc. Project)
     Series 1997 DN
     3.75%**                             04/06/01      1,525         1,525,000
   Massillion IDRB (A.R.E., Inc. Project)
     Series 2000 DN
     3.80%**                             04/06/01      1,500         1,500,000
   Mentor IDRB (Arrow Machine Co., Ltd.
     Project) Series 1997 DN
     3.80%**                             04/06/01      2,030         2,030,000
   Nelsonville GO Series 2001 BAN
     3.71%                               03/13/02      1,015         1,017,412
   New Lebanon School District GO
     Series 2000 BAN
     5.04%                               06/07/01        268           268,332
   North Olmsted GO Series 2000 BAN
     4.55%                               07/31/01        685           685,779
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     3.80%**                             04/06/01      7,000         7,000,000
   Ohio Highway Capital Improvements GO
     Series 1999D MB
     4.00%                               05/01/01        500           499,837
   Ohio Housing Finance Agency Multi-Family
     Housing RB (Lincoln Park Association
     Project) Series 1985 MB
     4.40%                               05/01/01        700           700,000
   Ohio Housing Finance Agency Multi-Family
     Housing RB (The Club at Spring Valley
     Apartments Project) Series 1996A DN
     3.65%**                             04/06/01      3,400         3,400,000
   Ohio Housing Finance Agency - PA 806
     Merrill Lynch P-Float Trust Receipts
     Series 2001 DN
     3.60%**                             04/06/01      4,270         4,270,000
   Ohio Housing Finance Authority RB
     Series 2000AA DN
     3.64%**                             04/06/01      2,410         2,410,000
   Ohio Housing Financial Agency RB
     Series 2000C MB
     4.35%                               08/30/01      1,000         1,000,000
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN
     3.75%**                             04/06/01      1,065         1,065,000
   Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 DN
     3.60%**                             04/06/01      1,495         1,495,000
   Ohio PCRB (Ross Incineration Project)
     Series 2000-1 DN
     3.80%**                             04/06/01      3,150         3,150,000
   Ohio Public Facility Mental Health
     Capital Facilities RB
     Series 1993II-B MB
     4.25%                               06/01/01        350           350,599
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel & Wire
     Corp. Project) Series 1995 DN
     3.70%**                             04/06/01        500           500,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio Water Development Authority PCRB
     (Cleveland Electric Co. Project)
     Series 1997B DN
     3.50%**                             04/06/01     $  300      $    300,000
   Ohio Water Development Authority PCRB
     (Duquesne Light Project)
     Series 2001 DN
     3.40%**                             04/06/01      8,500         8,500,000
   Ohio Water Development Authority
     PCRB (Philip Morris Co., Inc. Project)
     Series 1997 DN
     3.65%**                             04/06/01      2,900         2,900,000
   Ohio Water Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     3.50%**                             04/06/01      1,800         1,800,000
   Olmsted Falls GO Series 2000 BAN
     4.70%                               10/26/01        500           500,681
   Perry County GO Series 2000 BAN
     4.75%                               04/20/01      1,000         1,000,178
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 DN
     3.75%**                             04/06/01      1,030         1,030,000
   Portage County IDRB (Bauer/Hibbard
     Ltd. Project) Series 1998 DN
     3.75%**                             04/06/01        600           600,000
   Portage County IDRB (Lovejoy Industries
     Project) Series 1994 DN
     3.75%**                             04/06/01      1,060         1,060,000
   Ravenna Waterworks System Refunding
     RB Series 1999 MB
     3.70%                               12/01/01        265           265,000
   Richland County Sewer Improvement GO
     Series 2000 BAN
     4.70%                               05/17/01        895           895,333
   Rocky River GO Series 2001 BAN
     3.06%                               01/25/02        500           499,836
   Rossford GO Series 2000 BAN
     5.20%                               06/27/01        900           900,613
     5.96%                               07/30/01      2,400         2,409,140
   Sandusky County IDRB (Brighton Manor
     Co. Project) Series 1986 DN
     3.80%**                             04/06/01      1,500         1,500,000
   Sidney School District GO
     Series 2000 BAN
     4.79%                               08/07/01      1,000         1,001,330
   Solon School District School
     Improvement Notes Series 2001 BAN
     3.70%                               07/31/01      1,650         1,652,439
   Stark County GO Series 2000 BAN
     4.75%                               08/17/01        985           986,265
   Strongsville IDRB (Web Plastics Co.
     Project) Series 1997 DN
     3.75%**                             04/06/01        915           915,000
   Student Loan Funding Corp., Cincinnati
     Student Loan RB Series 1986A MB
     5.50%                               12/01/01      1,440         1,445,568
   Summit County IDRB (Austin Printing
     Co., Inc. Project) Series 1994 DN
     3.75%**                             04/06/01        350           350,000
   Summit County IDRB (Forest
     Manufacturing Project)
     Series 1994 DN
     3.70%**                             04/06/01        360           360,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Summit County IDRB (JRB Company,
     Inc. Project) Series 1997 DN
     3.75%**                             04/06/01     $2,895      $  2,895,000
   Summit County IDRB (Waltco Truck
     Equipment Project) Series 1998 MB
     4.50%                               07/15/01        655           655,000
   Summit County IDRB - Sigma Proper
     Industrial Development Refunding
     RB Series 2000A DN
     3.75%**                             04/06/01      2,040         2,040,000
   Summit County GO
     Series 1991A MB
     6.90%                               04/06/01        255           263,155
   Toledo-Lucas County Port Authority
     Development RB (Frostbite Brands,
     Inc. Project) Series 1993 DN
     3.90%**                             04/06/01        820           820,000
   Trumbull County IDRB
     Series 1999B DN
     3.85%**                             04/06/01        625           625,000
   University of Toledo General Receipts
     RB Series 2001 DN
     3.60%**                             04/06/01      5,000         5,000,000
   Wapakoneta County GO
     Series 2000 BAN
     5.20%                               09/19/01        355           356,033
     5.25%                               11/29/01        375           376,544
   Warren County Health Care Facilities
     RB (Otterbein Homes Project)
     Series 1998B DN
     3.65%**                             04/06/01        255           255,000
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $129,876,663*)                                99.4%       129,876,663

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.6%           753,608
                                                      ------      ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 68,953,358
   Institutional shares, 7,695,119
   Service shares and 54,013,096
   Investor A shares outstanding)                     100.0%      $130,630,271
                                                      ======      ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($130,630,271/ 130,661,573)                                           $1.00
                                                                         =====

------------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS--100.8%
PENNSYLVANIA--96.0%
   ABN AMRO Munitops GO
     Series 2001-5 DN
     3.56%**                             04/06/01     $4,000      $  4,000,000
   Beaver County IDA Refunding
     PCRB (Duquesne Light Co.,
     Beaver Valley Project)
     Series 1990A MB
     3.55%                               04/06/01      6,600         6,600,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Beaver Valley
     Project) Series 1999D TECP
     3.35%                               04/03/01      5,750         5,750,000
     3.35%                               04/04/01      8,900         8,900,000
   Bedford County IDRB (Sepa, Inc. Facility
     Project) Series 1985 DN
     3.50%**                             04/06/01      4,000         4,000,000
   Berks County IDA Manufacturing
     Facilities RB (Grafika Commercial
     Printing, Inc. Project) Series 1995 DN
     3.60%**                             04/06/01      2,090         2,090,000
   Berks County IDRB (Beacon Container
     Corp. Project) Series 1997A DN
     3.70%**                             04/06/01      1,930         1,930,000
   Berks County IDRB (Berks Products
     Project) Series 1996 DN
     3.60%**                             04/06/01      1,795         1,795,000
   Bethlehem Water Authority RB
     Series 1992 MB
     6.25%                               11/15/01      1,000         1,012,994
   Bucks County GO Series 2001 TRAN
     3.75%                               12/31/01      3,500         3,515,298
   Bucks County IDRB Environmental
     Improvement Refunding (USX Corp.
     Project) Series 1995 MB
     3.25%                               06/07/01      2,720         2,720,000
   Bucks County IDRB (LTL Color
     Compounders Project) Series 1999B DN
     3.65%**                             04/06/01      4,110         4,110,000
   Bucks County IDRB (SHV Real Estate, Inc.
     Project) Series 1985 DN
     3.40%**                             04/06/01      1,900         1,900,000
   Bucks County St. Mary Hospital Authority
     RB (Catholic Healthcare Project)
     Series 1997B DN
     3.55%**                             04/06/01      1,300         1,300,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1998A-1 DN
     3.55%**                             04/06/01     11,000        11,000,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1998A-2 DN
     3.55%**                             04/06/01     11,695        11,695,000
   Central Bucks School District GO
     Series 2000A DN
     3.53%**                             04/06/01      1,900         1,900,000
   Chartiers Valley Industrial &
     Commercial Development Authority
     RB Series 2000B DN
     3.47%**                             04/06/01      4,265         4,265,000
   Conestoga Valley School District GO
     Series 1991B MB
     7.10%                               05/01/01      1,900         1,906,103
   Crawford County IDRB Series 2000 DN
     3.75%**                             04/06/01      1,605         1,605,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Cumberland County IDRB (Lane
     Enterprises, Inc. Project)
     Series 1994 DN
     3.60%**                             04/06/01     $  420      $    420,000
   Cumberland County IDRB (Lawrence
     Schiff Silk Co. Project) Series 1998 DN
     3.70%**                             04/06/01      1,825         1,825,000
   Cumberland County Municipal Authority
     RB (Presbyterian Homes Project)
     Series 1993A DN
     3.55%**                             04/06/01      6,000         6,000,000
   Dallastown Area School District GO
     Series 1998 DN
     3.53%**                             04/06/01     13,365        13,365,000
   Dauphin County General Authority RB
     (Education & Health Loan Program)
     Series 1997 DN
     3.53%**                             04/06/01      4,010         4,010,000
   Delaware County IDA Airport Facilities
     RB (United Parcel Service Project)
     Series 1985 DN
     3.85%**                             04/02/01        900           900,000
   Delaware County IDA Environmental
     Improvement Refunding RB (Sunoco,
     Inc. Project) Series 1998 DN
     3.55%**                             04/06/01      7,000         7,000,000
   Delaware County IDA PCRB
     (Philadelphia Electric Co. Energy
     Project) Series 1993A TECP
     2.70%                               05/02/01     11,000        11,000,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984A DN
     3.55%**                             04/06/01      1,600         1,600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984B DN
     3.55%**                             04/06/01      2,000         2,000,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984C DN
     3.55%**                             04/06/01      2,400         2,400,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     3.55%**                             04/06/01      2,900         2,900,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984E DN
     3.55%**                             04/06/01      1,595         1,595,000
   Delaware County TECP Series 2001A MB
     3.25%                               06/04/01      2,000         2,000,000
     3.15%                               06/11/01      4,900         4,900,000
   Delaware County TECP Series 2001C MB
     3.25%                               06/04/01      2,000         2,000,000
   Delaware River & Bay Authority
     RB Series 2000B DN
     3.15%**                             04/06/01      2,500         2,500,000
   Delaware River Port Authority & Floats
     RB Series 1999-606 DN
     3.28%**                             04/06/01     20,450        20,450,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985A DN
     3.45%**                             04/06/01      1,300         1,300,000


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985B DN
     3.45%**                             04/06/01     $3,000      $  3,000,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985C DN
     3.45%**                             04/06/01      1,300         1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985D DN
     3.45%**                             04/06/01      3,100         3,100,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1986 DN
     3.45%**                             04/06/01      1,050         1,050,000
   Eastern Pennsylvania Industrial &
     Commercial Development Authority
     IDRB (Electronic Data Systems
     Project) Series 1993 DN
     3.50%**                             04/06/01      5,800         5,800,000
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc. Project)
     Series 1992 DN
     3.50%**                             04/06/01      3,000         3,000,000
   Emmaus General Authority Local
     Government RB Series 1989 DN
     3.50%**                             04/06/01      1,100         1,100,000
   Emmaus General Authority RB (Loan
     Program) Series 2000-A DN
     3.53%**                             04/06/01     10,000        10,000,000
   Erie County IDRB (American Turned
     Products Project) Series 1997 DN
     3.75%**                             04/06/01      1,810         1,810,000
   Erie County IDRB (Reed Manufacturing
     Project) Series 1997 DN
     3.75%**                             04/06/01      1,200         1,200,000
   Fox Chapel School District GO
     Series 1992A MB
     6.30%                               02/15/02      1,000         1,025,222
   Franklin County IDA Health Care RB
     Series 2000 DN
     3.55%**                             04/06/01      2,900         2,900,000
   Governor Mifflin School District GO
     Series 1992 MB
     6.40%                               02/01/02      1,000         1,025,170
   Harrisburg Authority RB
     Series 2001 DN
     3.53%**                             04/06/01      5,000         5,000,000
   Indiana County IDRB (Conemaugh
     Project) Series 1997A DN
     3.45%**                             04/06/01     18,110        18,110,000
   Lancaster County IDRB (Clean Creek
     Partners Project) Series 2000 DN
     3.55%**                             04/06/01      6,175         6,175,000
   Lancaster County IDRB (D&P Skibo
     LLC Project) Series 2001 DN
     3.70%**                             04/06/01      2,475         2,475,000
   Lancaster County IDRB Series 1998 DN
     3.80%**                             04/06/01      2,600         2,600,000
   Lancaster County RB (Luthercare
     Project) Series 1999 DN
     3.60%**                             04/06/01      9,500         9,500,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lancaster County RB (Quarryville
     Presbyterian Senior Living Facility
     Project) Series 2000 DN
     3.52%**                             04/06/01     $7,000      $  7,000,000
   Lancaster County RB Series 2000 DN
     3.53%**                             04/06/01      2,500         2,500,000
   Lawrence County IDRB (L & N
     Metallurgical Products Project)
     Series 1996 DN
     3.90%**                             04/06/01      3,440         3,440,000
   Lebanon County Health Facilities
     RB Series 1999 DN
     3.55%**                             04/06/01      3,000         3,000,000
   Lehigh County General Purpose
     Authority Hospital RB (Lehigh
     Valley Health Network Project)
     Series 1999B DN
     3.85%**                             04/02/01      2,600         2,600,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     3.50%**                             04/06/01        800           800,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1985A DN
     3.40%**                             04/06/01      4,600         4,600,000
   Lehigh County Sewer Authority RB
     Series 1985B DN
     3.40%**                             04/06/01      1,170         1,170,000
   Luzerne County IDRB (Nardone
     Brothers Baking Project)
     Series 1999 DN
     3.60%**                             04/06/01      6,480         6,480,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998A DN
     3.70%**                             04/06/01      1,905         1,905,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998C DN
     3.70%**                             04/06/01      1,000         1,000,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     3.70%**                             04/06/01        495           495,000
   Neshaminy School District GO
     Series 2000 TRAN
     4.90%                               06/29/01      5,000         5,002,909
   Northampton County General Purpose
     Authority Lehigh University RB
     Series 2000B DN
     3.40%**                             04/06/01      8,000         8,000,000
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998B DN
     3.70%**                             04/06/01      1,980         1,980,000
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998C DN
     3.70%**                             04/06/01        765           765,000
   Northeastern Hospital and Education
     Authority Health Care RB (Wyoming
     Valley Health Care Project)
     Series 1994A DN
     3.70%**                             04/06/01      2,700         2,700,000


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987A DN
     3.55%**                             04/06/01    $18,155      $ 18,155,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B DN
     3.55%**                             04/06/01        590           590,000
   Pennsylvania Economic Development
     Authority Facilities RB (Merck & Co.
     Project) Series 2000 DN
     3.54%**                             04/06/01      4,000         4,000,000
   Pennsylvania Economic Development
     Financing Authority Economic
     Development RB (Homewood
     Retirement Project) Series 1992E DN
     3.53%**                             04/06/01      5,725         5,725,000
   Pennsylvania Economic Development
     Financing Authority RB (Wengers
     Feed Mill, Inc. Project)
     Series 1999B-1 DN
     3.60%**                             04/06/01      1,600         1,600,000
   Pennsylvania Energy Development
     Authority RB (B & W Ebensburg
     Project) Series 1986 DN
     3.50%**                             04/06/01      5,785         5,785,000
   Pennsylvania Energy Development
     Authority RB (B & W Ebensburg
     Project) Series 1988 DN
     3.50%**                             04/06/01      2,900         2,900,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     3.50%**                             04/06/01     14,650        14,650,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986C DN
     3.50%**                             04/06/01      3,800         3,800,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988A DN
     3.60%**                             04/06/01      5,200         5,200,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988B DN
     3.60%**                             04/06/01      6,600         6,600,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988C DN
     3.60%**                             04/06/01      7,400         7,400,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988E DN
     3.60%**                             04/06/01        100           100,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1994A DN
     3.60%**                             04/06/01      3,000         3,000,000
   Pennsylvania Higher Educational Facilities
     Authority Health Services RB (The
     University of Pennsylvania Project)
     Series 1994B DN
     3.45%**                             04/06/01        810           810,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Educational
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1996C DN
     3.45%**                             04/06/01    $ 1,655      $  1,655,000
   Pennsylvania Higher Educational
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1998B DN
     3.45%**                             04/06/01     16,805        16,805,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Drexel
     University Project) 2000 DN
     3.50%**                             04/06/01      2,500         2,500,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Temple
     University Project) Series 1984 DN
     3.70%**                             04/02/01      1,000         1,000,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Thomas
     Jefferson University Project)
     Series 2001 DN
     3.52%**                             04/06/01      6,400         6,400,000
   Pennsylvania Housing Finance Agency
     RB (SBPA Bayerische Hypo
     & Vereinsbank) Series 2000 PT-350 MB
     3.20%                               08/16/01      8,640         8,640,000
   Pennsylvania State GO First
     Series 2000 MB
     5.25%                               01/15/02      5,000         5,086,500
   Pennsylvania State GO Second
     Series 1991A MB
     6.60%                               11/01/01      1,000         1,035,998
   Pennsylvania State GO Second
     Series 1997 MB
     5.00%                               10/15/01      1,125         1,136,605
   Pennsylvania State GO Second
     Series 1999 MB
     4.50%                               10/01/01      2,000         2,003,248
   Pennsylvania State GO Third
     Series 1991A MB
     6.50%                               11/15/01      4,895         5,050,969
   Pennsylvania State Municipal Trust
     Receipt Series 2001 ZTC-12 MB
     3.30%**                             07/18/01     11,235        11,235,000
   Philadelphia GO Series 2000A TRAN
     5.00%                               06/29/01     15,000        15,022,440
   Philadelphia IDRB (GDL Estates Corp.
     Project) Series 1998B DN
     3.50%**                             04/06/01        680           680,000
   Philadelphia IDRB (Regional Performing
     Arts Center Project) Series 2000 DN
     3.50%**                             04/06/01      6,400         6,400,000
   Philadelphia IDRB (30th Street Station
     Project) Series 1987 DN
     4.15%**                             04/06/01      6,900         6,900,000
   Philadelphia Municipal Authority RB
     (Justice Lease Project)
     Series 1991B MB
     7.10%                               11/15/01        500           517,927
   Philadelphia Municipal Authority RB
     Series 1991A MB
     6.70%                               11/15/01      2,075         2,121,609

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Water and Sewer RB
     Series 1991 MB
     7.00%                               08/01/01    $ 5,450      $  5,632,458
     7.50%                               08/01/01      1,000         1,030,602
   Philadelphia Water and Wastewater RB
     Series 1997B DN
     3.40%**                             04/06/01      2,900         2,900,000
   Phillipsburg-Osceola School District GO
     Series 1996 MB
     5.38%                               10/15/01      1,000         1,011,603
   Pittsburgh Trust Receipts RB Series 1996
     SG-71 DN
     3.45%**                             04/06/01     10,500        10,500,000
   Reading Regional Airport Authority RB
     Series 1998A DN
     3.65%**                             04/06/01      1,500         1,500,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985F DN
     3.50%**                             04/06/01      1,000         1,000,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985H DN
     3.50%**                             04/06/01        900           900,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985L DN
     3.50%**                             04/06/01        800           800,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985M DN
     3.50%**                             04/06/01      1,000         1,000,000
   Schuylkill County IDA Resource Recovery
     RB (Gilberton Power Project)
     Series 1985 DN
     3.45%**                             04/06/01        700           700,000
   Schuylkill County IDRB (Kaytee Products,
     Inc. Project) Series 1995 DN
     3.80%**                             04/06/01      3,085         3,085,000
   Scranton-Lackawanna Health and Welfare
     Authority RB (Mercy Health System
     Project) Series 1996A DN
     3.55%**                             04/06/01      6,200         6,200,000
   South Fork Municipal Authority Hospital
     RB (Conemaugh Health System
     Project) Series 1998A DN
     3.85%**                             04/02/01      4,200         4,200,000
   State Public School Building Authority
     RB (Parkland School District Project)
     Series 1999 DN
     3.53%**                             04/06/01      7,650         7,650,000
   Trinity Area School District GO
     Series 1991 MB
     6.10%                               11/01/01      1,000         1,015,957
   Union County IDRB (Playworld Systems,
     Inc. Project) Series 1999 DN
     3.70%**                             04/06/01      1,000         1,000,000
   University of Pittsburgh of The
     Commonwealth System of Higher
     Education RB Series 2001 RAN
     4.00%                               04/04/02      2,000         2,015,565



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   University of Pittsburgh of The
     Commonwealth System of Higher
     Education RB (University Capital
     Project) Series 2000C DN
     3.30%**                             04/06/01    $ 5,300      $  5,300,000
   Venango GO Series 2000 TECP
     4.35%                               05/25/01     70,585        70,585,000
   Washington County Authority Lease RB
     Series 1985B-1 DN
     3.55%**                             04/06/01      1,278         1,278,000
   Westmoreland County IDRB (Elizabeth
     Carbide Die Co. Project)
     Series 1998B DN
     3.75%**                             04/06/01      1,125         1,125,000
   York County Hospital Authority RB
     (Homewood Retirement Centers of
     The United Church of Christ, Inc.
     Project) Series 1990 DN
     3.53%**                             04/06/01      6,750         6,750,000
   York County IDA Refunding
     PCRB Series 1993 TECP
     2.75%                               07/06/01      4,900         4,900,000
   York County IDRB (Allied Signal, Inc.
     Project) Series 1993 DN
     3.65%**                             04/06/01      1,000         1,000,000
   York County IDRB (York Sheet Metal,
     Inc. Project) Series 1998 DN
     3.65%**                             04/06/01      3,240         3,240,000
                                                                  ------------
                                                                   624,592,177
                                                                  ------------
PUERTO RICO--4.8%
   Puerto Rico Commonwealth
     Infrastructure Financing Authority
     Special P-Float Receipts
     Series 2001 PT1274 DN
     3.30%**                             04/02/01     14,450        14,450,000
   Puerto Rico Electric Power Authority
     Trust Receipts Series 1997SGA-43
     DN
     3.50%**                             04/06/01      4,400         4,400,000
   Puerto Rico Electric Power Authority
     Trust Receipts Series 1997SGA-44
     DN
     3.50%**                             04/06/01      4,000         4,000,000
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.30%**                             04/06/01        700           700,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     3.80%**                             04/06/01      7,500         7,500,000
   Puerto Rico Industrial, Tourist,
     Education, Medical, and Environmental
     Control Finance Authority RB (Ana G.
     Mendez University System Project)
     Series 1998 DN
     3.35%**                             04/06/01        100           100,000
                                                                  ------------
                                                                    31,150,000
                                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2001 (UNAUDITED)                                     Value
                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $655,742,177*)                               100.8%      $655,742,177

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                     (0.8%)       (5,423,593)
                                                      ------      ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 501,865,618
   Institutional shares, 62,133,225
   Service shares and 86,350,336
   Investor A shares outstanding)                     100.0%      $650,318,584
                                                      ======      ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($650,318,584 / 650,349,179)                                          $1.00
                                                                         =====

-------------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS--99.6%
VIRGINIA--99.6%
   Alexandria IDRB (Super. & Curr. Project)
     Series 1997 DN
     3.50%**                             04/06/01     $  485      $    485,000
   Alexandria IDRB (Young Men's Christian
     Association of Metropolitan Washington
     Project) Series 1998 DN
     3.63%**                             04/06/01      1,910         1,910,000
   Amelia County IDA Exempt Facility RB
     (Chambers Waste System of Virginia,
     Inc. Project) Series 1991 DN
     3.55%**                             04/06/01      1,710         1,710,000
   Arlington County GO Public Improvement
     Bond Series 1991 MB
     6.00%                               12/01/01      1,000         1,029,792
   Arlington County Multi-Family Housing
     Refunding IDRB (Arna Valley View
     Apartments Project) Series 2000 DN
     3.55%**                             04/06/01      1,000         1,000,000
   Campbell County IDRB (Hadson Power
     12 Altavista Project) Series 1990A DN
     3.95%**                             04/02/01        300           300,000
   Capital Region Airport Commission RB
     (Richmond International Airport
     Project) Series 1995C DN
     3.65%**                             04/06/01      2,465         2,465,000
   Chesterfield County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.35%                               05/10/01        500           500,000
   Chesterfield County IDRB (Lumberg, Inc.
     Project) Series 1998 DN
     3.65%**                             04/06/01      1,000         1,000,000
   Commonwealth of Virginia Transportation
     Authority RB Series 1999 DN
     3.55%**                             04/06/01      2,000         2,000,000
   Dinwiddie County IDA Exempt Facility RB
     (Chaparral Steel Virginia Project)
     Series 1998 DN
     3.85%**                             04/02/01        350           350,000
   Dinwiddie County IDRB (Chaparral Steel
     Virginia Project) Series 1999 DN
     3.95%**                             04/02/01      1,500         1,500,000
   Fairfax County GO Series 1993C MB
     4.60%                               05/01/01        800           800,105
   Greensville County IDRB (Perdue Farms,
     Inc. Project) Series 1986 DN
     3.55%**                             04/06/01      1,600         1,600,000
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1992 MB
     3.25%                               06/08/01      3,500         3,500,000
   Hanover County IDA Residential Care
     Facility RB (Covenent Woods Project)
     Series 1999 DN
     3.55%**                             04/06/01      1,000         1,000,000
   Henrico County Economic Development
     Authority Facility RB Series 2001 DN
     3.65%**                             04/02/01      3,000         3,000,000
   Louisa County IDRB (Pooled Financing
     Project) Series 1995 DN
     3.55%**                             04/06/01        300           300,000
   Nelson County RB(Taylor Ramsey Project)
     Series 1999 DN
     3.65%**                             04/06/01        900           900,000



                                                      Par
                                         Maturity     (000)           Value
                                         --------   --------   -----------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Newport News GO Series 2002B MB
     4.50%                               03/01/02     $2,300      $  2,326,154
   Norfolk Airport Authority TECP
     Series 2001B MB
     3.05%                               05/01/01      1,500         1,500,000
   Norfolk IDRB (2F Realty Co. Project)
     Series 1998 DN
     3.55%**                             04/06/01        800           800,000
   Norfolk IDRB (Children's Hospital Kings
     Group Project) Series 1991 MB
     6.50%                               06/01/01      1,000         1,023,401
   Peninsula Port Authority of Virginia IDRB
     (Allied-Signal, Inc. Project)
     Series 1993 DN
     3.65%**                             04/06/01      1,000         1,000,000
   Prince William County GO Public
     Improvement Bonds Series 1991C MB
     4.50%                               08/01/01        500           500,230
   Prince William County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1986 MB
     3.35%                               05/10/01      1,400         1,400,000
   Prince William County IDRB (Colonial
     Investments Facility Project)
     Series 1996 DN
     3.80%**                             04/06/01      2,830         2,830,000
   Richmond GO Serial Equipment Notes
     Series 2000 MB
     4.88%                               05/15/01      1,545         1,545,775
   Richmond IDRB (PM Beef Project)
     Series 1997 DN
     3.85%**                             04/06/01      2,500         2,500,000
   Smyth County IDRB (Summit
     Properties Project) Series 1999 DN
     3.70%**                             04/06/01      1,900         1,900,000
   Upper Occoquan Sewage Authority
     Regional RB Series 1991 MB
     6.50%                               07/01/01      1,430         1,465,738
   Virginia Beach Development Authority
     Hospital Facility RB (Sentara Bayside
     Hospital Project) Series 1991 MB
     6.60%                               11/01/01      1,000         1,032,587
   Virginia Beach GO Series 1991C MB
     6.40%                               08/01/01      1,500         1,539,967
   Virginia College Building Authority
     Educational Facilities RB (University
     of Richmond Project) Series 1996 DN
     3.45%**                             04/06/01        500           500,000
   Virginia Housing Development Authority
     Commonwealth Mortgage RB
     Series 2001 DN
     3.55%**                             04/06/01      4,645         4,645,000
   Virginia Housing Development Authority
     RB (Commonwealth Meeting Project)
     Series 1994 MB
     5.90%                               01/01/02      1,200         1,221,539
   Virginia Public Building Authority RB
     Series 1991 MB
     6.50%                               08/01/01      1,000         1,026,591
   Virginia Public School Authority RB
     Series 1994 MB
     5.00%                               08/01/01        750           754,253
   Virginia Public School Authority RB
     Series 1996 MB
     5.00%                               08/01/01      1,000         1,005,671


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      Par
AS OF MARCH 31, 2001 (UNAUDITED)         Maturity     (000)           Value
                                         --------   --------   -----------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Virginia Resource Authority Clean Water
     RB Series 2000 DN
     3.55%**                             04/06/01     $  105      $    105,000
   Virginia Resource Authority RB (Henrico
     County Project) Series 1997 DN
     3.70%**                             04/06/01      2,000         2,000,000
   Virginia Small Business Financing
     Authority IDRB (Coastal Development
     Group Project) Series 1989 DN
     4.05%**                             04/06/01        195           195,000
   Virginia Small Business Financing
     Authority RB (Ennestone, Inc. Project)
     Series 1999 DN
     3.55%**                             04/06/01        920           920,000
   Washington Metropolitan Airport TECP
     (Passenger Facility Project)
     Series 2001 MB
     3.20%                               09/18/01      2,500         2,500,000
   York County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.35%                               05/10/01        200           200,000
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $61,786,803*)                                 99.6%        61,786,803

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.4%           258,440
                                                      ------       -----------
NET ASSETS (Equivalent to $1.00 per
   share based on 60,112,628
   Institutional shares, 449,785
   Service shares and 1,483,422
   Investor A
   shares outstanding)                                100.0%       $62,045,243
                                                      ======       ===========
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($62,045,243 / 62,045,835)                                            $1.00
                                                                         =====

------------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

  INVESTMENT ABBREVIATIONS
   BAN.................................Bond Anticipation Note
   DN.............................................Demand Note
   GO......................................General Obligation
   IDA.......................Industrial Development Authority
   IDRB...................Industrial Development Revenue Bond
   MB..........................................Municipal Bond
   PCRB........................Pollution Control Revenue Bond
   RAN..............................Revenue Anticipation Note
   RB............................................Revenue Bond
   TAN..................................Tax Anticipation Note
   TECP...........................Tax-Exempt Commercial Paper
   TRAN.....................Tax and Revenue Anticipation Note

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS

                                                                                                 New Jersey  North Carolina
                                                               U.S. Treasury      Municipal      Municipal     Municipal
                                                Money Market    Money Market     Money Market   Money Market  Money Market
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)  Portfolio       Portfolio        Portfolio      Portfolio     Portfolio
                                                ------------     -----------     -----------    ----------     ----------
INVESTMENT INCOME:
Interest .....................................  $123,473,055     $23,398,125     $13,021,864    $3,004,039     $1,900,524
                                                ------------     -----------     -----------    ----------     ----------
EXPENSES:
Investment advisory fee ......................     7,649,174       1,723,883       1,492,813       350,064        219,771
Administration fee ...........................     2,860,220         662,799         580,640       140,026         87,908
Custodian fee ................................       215,513          58,807          54,503        15,155         10,915
Transfer agent fee ...........................       809,154         127,153         144,628        28,689         14,784
Shareholder servicing fees ...................     1,347,254         345,899         133,807        54,875          1,081
Shareholder processing fees ..................     1,010,178         328,413         182,521        49,993            889
Distribution fees ............................        54,689              --              --            --             20
Legal and audit ..............................        36,347           6,974           6,117            --            923
Printing .....................................        18,200              --              --            --             --
Registration fees and expenses ...............        27,769           1,188           5,813         4,743            158
Trustees' fees and officers' salary ..........         5,977           1,772           3,063           386            188
Other ........................................        13,263           3,137          31,739         2,051          4,201
                                                ------------     -----------     -----------    ----------     ----------
                                                  14,047,738       3,260,025       2,635,644       645,982        340,838
Less fees waived .............................    (3,297,430)       (997,059)       (916,794)     (234,313)      (192,201)
                                                ------------     -----------     -----------    ----------     ----------
   Total expenses ............................    10,750,308       2,262,966       1,718,850       411,669        148,637
                                                ------------     -----------     -----------    ----------     ----------
Net investment income ........................   112,722,747      21,135,159      11,303,014     2,592,370      1,751,887
                                                ------------     -----------     -----------    ----------     ----------
Net realized gain (loss)
   on investments ............................        68,652          (7,574)         13,267            --             --
                                                ------------     -----------     -----------    ----------     ----------
Net increase in net assets resulting from
   operations ................................  $112,791,399     $21,127,585     $11,316,281    $2,592,370     $1,751,887
                                                ============     ===========     ===========    ==========     ==========

                                                     Ohio     Pennsylvania    Virginia
                                                   Municipal    Municipal     Municipal
                                                  Money Market Money Market  Money Market
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)    Portfolio    Portfolio     Portfolio
                                                  ----------   -----------    ----------
INVESTMENT INCOME:
Interest .....................................    $2,583,279   $12,568,563    $1,282,438
                                                  ----------   -----------    ----------
EXPENSES:
Investment advisory fee ......................       284,732     1,470,329       145,237
Administration fee ...........................       113,893       572,643        58,095
Custodian fee ................................        12,711        53,376         8,393
Transfer agent fee ...........................        41,025       123,340        10,427
Shareholder servicing fees ...................        67,471       158,135         3,084
Shareholder processing fees ..................        42,884       121,775         2,022
Distribution fees ............................            --            --            --
Legal and audit ..............................           817         5,521           906
Printing .....................................            --            --            --
Registration fees and expenses ...............         4,009         3,123         3,798
Trustees' fees and officers' salary ..........           332         3,378           104
Other ........................................        12,521        27,331         5,662
                                                  ----------   -----------    ----------
                                                     580,395     2,538,951       237,728
Less fees waived .............................      (206,126)     (869,157)     (135,052)
                                                  ----------   -----------    ----------
   Total expenses ............................       374,269     1,669,794       102,676
                                                  ----------   -----------    ----------
Net investment income ........................     2,209,010    10,898,769     1,179,762
                                                  ----------   -----------    ----------
Net realized gain (loss)
   on investments ............................           568            --            --
                                                  ----------   -----------    ----------
Net increase in net assets resulting from
   operations ................................    $2,209,578   $10,898,769    $1,179,762
                                                  ==========   ===========    ==========

See accompanying notes to financial statements.

28-29

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   U.S. Treasury
                                                         Money Market Portfolio               Money Market Portfolio
                                                      -------------------------------     ----------------------------
                                                       For the                             For the
                                                      Six Months          For the         Six Months        For the
                                                         Ended          Year Ended           Ended        Year Ended
                                                        3/31/01           9/30/00           3/31/01         9/30/00
                                                     --------------    --------------     ------------    ------------
                                                       (Unaudited)                         (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................  $  112,722,747    $  204,195,379     $ 21,135,159    $ 42,943,434
    Net realized gain (loss) on investments .......          68,652           (66,451)          (7,574)        (15,464)
                                                     --------------    --------------     ------------    ------------
  Net increase in net assets resulting
    from operations ...............................     112,791,399       204,128,928       21,127,585      42,927,970
                                                     --------------    --------------     ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...........................     (74,820,834)     (130,621,528)      (9,305,979)    (16,721,443)
    Service Class .................................     (20,068,264)      (40,292,175)     (10,914,479)    (24,276,446)
    Hilliard Lyons Class ..........................      (4,520,437)       (8,252,754)              --              --
    Investor A Class ..............................     (12,961,550)      (24,545,069)        (914,701)     (1,945,543)
    Investor B Class ..............................        (205,332)         (293,079)              --              (2)
    Investor C Class ..............................        (146,330)         (190,774)              --              --
                                                     --------------    --------------     ------------    ------------
    Total distribution from net
      investment income ...........................    (112,722,747)     (204,195,379)     (21,135,159)    (42,943,434)
                                                     --------------    --------------     ------------    ------------
Capital share transactions ........................     649,925,343       111,229,884       31,668,820    (132,808,404)
                                                     --------------    --------------     ------------    ------------
    Total increase (decrease) in
      net assets ..................................     649,993,995       111,163,433       31,661,246    (132,823,868)

Net assets:
    Beginning of period ...........................   3,431,697,051     3,320,533,618      761,400,685     894,224,553
                                                     --------------    --------------     ------------    ------------
    End of period .................................  $4,081,691,046    $3,431,697,051     $793,061,931    $761,400,685
                                                     ==============    ==============     ============    ============

                                                               Municipal               New Jersey Municipal
                                                         Money Market Portfolio        Money Market Portfolio
                                                      ---------------------------    --------------------------
                                                       For the                         For the
                                                      Six Months        For the       Six Months     For the
                                                         Ended        Year Ended        Ended       Year Ended
                                                        3/31/01        9/30/00          3/31/01      9/30/00
                                                      ------------   ------------    ------------  ------------
                                                      (Unaudited)                     (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................   $ 11,303,014   $ 19,124,914    $  2,592,370  $  5,302,706
    Net realized gain (loss) on investments .......         13,267        (19,923)             --         2,950
                                                      ------------   ------------    ------------  ------------
  Net increase in net assets resulting
    from operations ...............................     11,316,281     19,104,991       2,592,370     5,305,656
                                                      ------------   ------------    ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...........................     (7,357,049)   (11,223,728)     (1,539,706)   (2,939,671)
    Service Class .................................     (2,087,081)    (4,704,341)       (907,954)   (1,655,371)
    Hilliard Lyons Class ..........................     (1,739,366)    (3,018,030)             --            --
    Investor A Class ..............................       (119,518)      (178,815)       (144,710)     (707,664)
    Investor B Class ..............................             --             --              --            --
    Investor C Class ..............................             --             --              --            --
                                                      ------------   ------------    ------------  ------------
    Total distribution from net
      investment income ...........................    (11,303,014)   (19,124,914)     (2,592,370)   (5,302,706)
                                                      ------------   ------------    ------------  ------------
Capital share transactions ........................    138,393,732    145,854,480      25,723,015     4,617,289
                                                      ------------   ------------    ------------  ------------
    Total increase (decrease) in
      net assets ..................................    138,406,999    145,834,557      25,723,015     4,620,239

Net assets:
    Beginning of period ...........................    540,081,982    394,247,425     143,678,205   139,057,966
                                                      ------------   ------------    ------------  ------------
    End of period .................................   $678,488,981   $540,081,982    $169,401,220  $143,678,205
                                                      ============   ============    ============  ============

                                                        North Carolina Municipal             Ohio Municipal
                                                         Money Market Portfolio           Money Market Portfolio
                                                      ----------------------------    ----------------------------
                                                       For the                          For the
                                                      Six Months         For the       Six Months       For the
                                                         Ended         Year Ended         Ended       Year Ended
                                                        3/31/01          9/30/00         3/31/01        9/30/00
                                                      ------------    ------------    ------------    ------------
                                                       (Unaudited)                     (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................   $  1,751,887    $  4,135,517    $  2,209,010    $  3,649,226
    Net realized gain (loss) on investments .......             --          (1,663)            568           3,211
                                                      ------------    ------------    ------------    ------------
  Net increase in net assets resulting
    from operations ...............................      1,751,887       4,133,854       2,209,578       3,652,437
                                                      ------------    ------------    ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...........................     (1,732,711)     (4,083,891)     (1,283,913)     (2,005,105)
    Service Class .................................        (13,394)        (39,849)       (138,115)       (321,434)
    Hilliard Lyons Class ..........................             --              --              --              --
    Investor A Class ..............................         (5,713)        (11,676)       (786,982)     (1,322,687)
    Investor B Class ..............................            (69)           (101)             --              --
    Investor C Class ..............................             --              --              --              --
                                                      ------------    ------------    ------------    ------------
    Total distribution from net
      investment income ...........................     (1,751,887)     (4,135,517)     (2,209,010)     (3,649,226)
                                                      ------------    ------------    ------------    ------------
Capital share transactions ........................    (11,872,208)    (76,897,336)     27,240,378      (2,063,779)
                                                      ------------    ------------    ------------    ------------
    Total increase (decrease) in
      net assets ..................................    (11,872,208)    (76,898,999)     27,240,946      (2,060,568)

Net assets:
    Beginning of period ...........................    103,167,702     180,066,701     103,389,325     105,449,893
                                                      ------------    ------------    ------------    ------------
    End of period .................................   $ 91,295,494    $103,167,702    $130,630,271    $103,389,325
                                                      ============    ============    ============    ============

                                                         Pennsylvania Municipal           Virginia Municipal
                                                         Money Market Portfolio          Money Market Portfolio
                                                      ---------------------------     -------------------------
                                                       For the                          For the
                                                      Six Months        For the        Six Months     For the
                                                         Ended        Year Ended          Ended     Year Ended
                                                        3/31/01         9/30/00          3/31/01      9/30/00
                                                      ------------    ------------     -----------   -----------
                                                       (Unaudited)                     (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................   $ 10,898,769    $ 22,110,577     $ 1,179,762   $ 2,128,242
    Net realized gain (loss) on investments .......             --         (17,716)             --            --
                                                      ------------    ------------     -----------   -----------
  Net increase in net assets resulting
    from operations ...............................     10,898,769      22,092,861       1,179,762     2,128,242
                                                      ------------    ------------     -----------   -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...........................     (8,410,087)    (15,559,365)     (1,135,692)   (2,031,928)
    Service Class .................................     (1,419,845)     (2,655,048)         (9,600)      (59,111)
    Hilliard Lyons Class ..........................             --              --              --            --
    Investor A Class ..............................     (1,068,837)     (3,896,164)        (34,470)      (37,203)
    Investor B Class ..............................             --              --              --            --
    Investor C Class ..............................             --              --              --            --
                                                      ------------    ------------     -----------   -----------
    Total distribution from net
      investment income ...........................    (10,898,769)    (22,110,577)     (1,179,762)   (2,128,242)
                                                      ------------    ------------     -----------   -----------
Capital share transactions ........................    104,045,105     (41,625,054)     (2,993,779)    9,690,532
                                                      ------------    ------------     -----------   -----------
    Total increase (decrease) in
      net assets ..................................    104,045,105     (41,642,770)     (2,993,779)    9,690,532

Net assets:
    Beginning of period ...........................    546,273,479     587,916,249      65,039,022    55,348,490
                                                      ------------    ------------     -----------   -----------
    End of period .................................   $650,318,584    $546,273,479     $62,045,243   $65,039,022
                                                      ============    ============     ===========   ===========

See accompanying notes to financial statements.

30-31

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout Each Period



                                        NET                                     DISTRIBUTIONS       NET
                                       ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                                       VALUE          NET         FROM NET        REALIZED         VALUE
                                     BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                                     OF PERIOD      INCOME         INCOME           GAINS         PERIOD
----------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0298       $(0.0298)         $0.00          $1.00
9/30/00                                 1.00         0.0582        (0.0582)          0.00           1.00
9/30/99                                 1.00         0.0478        (0.0478)          0.00           1.00
9/30/98                                 1.00         0.0532        (0.0532)          0.00           1.00
9/30/97                                 1.00         0.0529        (0.0529)          0.00           1.00
9/30/96                                 1.00         0.0533        (0.0533)          0.00           1.00

SERVICE CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0283       $(0.0283)         $0.00          $1.00
9/30/00                                 1.00         0.0552        (0.0552)          0.00           1.00
9/30/99                                 1.00         0.0448        (0.0448)          0.00           1.00
9/30/98                                 1.00         0.0502        (0.0502)          0.00           1.00
9/30/97                                 1.00         0.0499        (0.0499)          0.00           1.00
9/30/96                                 1.00         0.0503        (0.0503)          0.00           1.00

HILLIARD LYONS CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0275       $(0.0275)         $0.00          $1.00
10/18/99 1 through 9/30/00              1.00         0.0518        (0.0518)          0.00           1.00

INVESTOR A CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0275       $(0.0275)         $0.00          $1.00
9/30/00                                 1.00         0.0539        (0.0539)          0.00           1.00
9/30/99                                 1.00         0.0441        (0.0441)          0.00           1.00
9/30/98                                 1.00         0.0495        (0.0495)          0.00           1.00
9/30/97                                 1.00         0.0491        (0.0491)          0.00           1.00
9/30/96                                 1.00         0.0485        (0.0485)          0.00           1.00

INVESTOR B CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0245       $(0.0245)         $0.00          $1.00
9/30/00                                 1.00         0.0475        (0.0475)          0.00           1.00
9/30/99                                 1.00         0.0371        (0.0371)          0.00           1.00
9/30/98                                 1.00         0.0426        (0.0426)          0.00           1.00
9/30/97                                 1.00         0.0424        (0.0424)          0.00           1.00
9/30/96                                 1.00         0.0426        (0.0426)          0.00           1.00

INVESTOR C CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0245       $(0.0245)         $0.00          $1.00
9/30/00                                 1.00         0.0475        (0.0475)          0.00           1.00
9/30/99                                 1.00         0.0371        (0.0371)          0.00           1.00
9/30/98                                 1.00         0.0426        (0.0426)          0.00           1.00
10/17/96 1 through 9/30/97              1.00         0.0390        (0.0390)          0.00           1.00

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0284       $(0.0284)         $0.00          $1.00
9/30/00                                 1.00         0.0543        (0.0543)          0.00           1.00
9/30/99                                 1.00         0.0453        (0.0453)          0.00           1.00
9/30/98                                 1.00         0.0519        (0.0519)          0.00           1.00
9/30/97                                 1.00         0.0515        (0.0515)          0.00           1.00
9/30/96                                 1.00         0.0519        (0.0519)          0.00           1.00

SERVICE CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0269       $(0.0269)         $0.00          $1.00
9/30/00                                 1.00         0.0513        (0.0513)          0.00           1.00
9/30/99                                 1.00         0.0423        (0.0423)          0.00           1.00
9/30/98                                 1.00         0.0489        (0.0489)          0.00           1.00
9/30/97                                 1.00         0.0485        (0.0485)          0.00           1.00
9/30/96                                 1.00         0.0489        (0.0489)          0.00           1.00

INVESTOR A CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0261       $(0.0261)         $0.00          $1.00
9/30/00                                 1.00         0.0497        (0.0497)          0.00           1.00
9/30/99                                 1.00         0.0412        (0.0412)          0.00           1.00
9/30/98                                 1.00         0.0476        (0.0476)          0.00           1.00
9/30/97                                 1.00         0.0468        (0.0468)          0.00           1.00
9/30/96                                 1.00         0.0467        (0.0467)          0.00           1.00

                                                                                                                   RATIO OF NET
                                                      NET                   RATIO OF EXPENSES                   INVESTMENT INCOME
                                                    ASSETS       RATIO OF      TO AVERAGE       RATIO OF NET       TO AVERAGE
                                                    END OF      EXPENSES TO    NET  ASSETS    INVESTMENT INCOME    NET ASSETS
                                         TOTAL      PERIOD     AVERAGE NET     (EXCLUDING      TO AVERAGE NET      (EXCLUDING
                                        RETURN       (000)        ASSETS        WAIVERS)           ASSETS           WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9                 3.02%   $2,595,968       0.42%2          0.59%2            5.96%2           5.79%2
9/30/00                                   5.98     2,231,404       0.42            0.60              5.83             5.65
9/30/99                                   4.89     2,076,083       0.42            0.61              4.78             4.59
9/30/98                                   5.46     1,858,165       0.39            0.63              5.32             5.08
9/30/97                                   5.42       878,566       0.32            0.65              5.30             4.97
9/30/96                                   5.46       587,730       0.29            0.65              5.34             4.98

SERVICE CLASS
10/1/00 through 3/31/01 9                 2.86%   $  736,985       0.72%2          0.89%2            5.66%2           5.49%2
9/30/00                                   5.66       629,769       0.72            0.90              5.49             5.31
9/30/99                                   4.58       748,191       0.72            0.91              4.48             4.29
9/30/98                                   5.14       808,962       0.69            0.93              5.03             4.79
9/30/97                                   5.11     1,610,315       0.61            0.94              4.99             4.66
9/30/96                                   5.15     1,575,064       0.59            0.95              5.00             4.64

HILLIARD LYONS CLASS
10/1/00 through 3/31/01 9                 2.78%   $  171,033       0.89%2          1.06%2            5.49%2           5.32%2
10/18/99 1 through 9/30/00                5.30       154,279       0.91 2          1.09 2            5.43 2           5.25 2

INVESTOR A CLASS
10/1/00 through 3/31/01 9                 2.78%   $  555,154       0.89%2          1.06%2            5.48%2           5.31%2
9/30/00                                   5.53       405,740       0.85            1.03              5.37             5.19
9/30/99                                   4.50       486,578       0.80            0.99              4.40             4.21
9/30/98                                   5.06       365,458       0.77            1.01              4.94             4.70
9/30/97                                   5.02       256,039       0.70            1.03              4.92             4.59
9/30/96                                   4.96       162,099       0.74            1.10              4.81             4.45

INVESTOR B CLASS
10/1/00 through 3/31/01 9                 2.47%   $   14,033       1.49%2          1.66%2            4.83%2           4.66%2
9/30/00                                   4.85         6,371       1.49            1.67              4.84             4.66
9/30/99                                   3.77         5,414       1.49            1.68              3.71             3.52
9/30/98                                   4.34         1,805       1.48            1.72              4.22             3.98
9/30/97                                   4.32           238       1.39            1.72              4.26             3.93
9/30/96                                   4.34           138       1.36            1.73              4.18             3.82

INVESTOR C CLASS
10/1/00 through 3/31/01 9                 2.47%     $  8,518       1.49%2          1.66%2            4.84%2           4.67%2
9/30/00                                   4.85         4,134       1.49            1.67              4.77             4.59
9/30/99                                   3.77         4,268       1.49            1.68              3.71             3.52
9/30/98                                   4.34           337       1.49            1.73              4.22             3.98
10/17/96 1 through 9/30/97                3.97             2       1.50 2          1.83 2            4.01 2           3.68 2

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9                 2.88%   $  350,711       0.41%2          0.67%2            5.68%2           5.42%2
9/30/00                                   5.56       317,272       0.41            0.68              5.43             5.16
9/30/99                                   4.63       324,879       0.41            0.68              4.53             4.26
9/30/98                                   5.32       297,161       0.38            0.69              5.19             4.88
9/30/97                                   5.27       162,052       0.31            0.69              5.15             4.77
9/30/96                                   5.32       167,193       0.29            0.69              5.18             4.78

SERVICE CLASS
10/1/00 through 3/31/01 9                 2.72%   $  408,559       0.71%2          0.99%2            5.42%2           5.16%2
9/30/00                                   5.25       412,321       0.71            0.98              5.10             4.83
9/30/99                                   4.31       524,122       0.71            0.98              4.23             3.96
9/30/98                                   5.00       596,644       0.68            0.99              4.90             4.59
9/30/97                                   4.93       836,151       0.61            0.99              4.85             4.47
9/30/96                                   5.00       955,454       0.59            0.99              4.84             4.45

INVESTOR A CLASS
10/1/00 through 3/31/01 9                 2.64%    $  33,792       0.86%2          1.12%2            5.25%2           5.00%2
9/30/00                                   5.09        31,808       0.86            1.13              4.91             4.64
9/30/99                                   4.20        45,224       0.82            1.09              4.12             3.85
9/30/98                                   4.87        71,811       0.81            1.12              5.57             5.26
9/30/97                                   4.75        43,425       0.78            1.16              4.70             4.32
9/30/96                                   4.77        10,630       0.79            1.19              4.60             4.20


See accompanying notes to financial statements.


32-33

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout Each Period



                                        NET                                     DISTRIBUTIONS       NET
                                       ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                                       VALUE          NET         FROM NET        REALIZED         VALUE
                                     BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                                     OF PERIOD      INCOME         INCOME           GAINS         PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO (CONTINUED)
------------------------------------

INVESTOR B CLASS
1/10/00 1 through 2/7/00               $1.00        $0.0037       $(0.0037)         $0.00          $1.00

INVESTOR C CLASS
12/8/98 1 through 5/25/99              $1.00        $0.0138       $(0.0138)         $0.00          $1.00

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0177       $(0.0177)         $0.00          $1.00
9/30/00                                 1.00         0.0356        (0.0356)          0.00           1.00
9/30/99                                 1.00         0.0281        (0.0281)          0.00           1.00
9/30/98                                 1.00         0.0327        (0.0327)          0.00           1.00
9/30/97                                 1.00         0.0337        (0.0337)          0.00           1.00
9/30/96                                 1.00         0.0339        (0.0339)          0.00           1.00

SERVICE CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0162       $(0.0162)         $0.00          $1.00
9/30/00                                 1.00         0.0326        (0.0326)          0.00           1.00
9/30/99                                 1.00         0.0252        (0.0252)          0.00           1.00
9/30/98                                 1.00         0.0297        (0.0297)          0.00           1.00
9/30/97                                 1.00         0.0307        (0.0307)          0.00           1.00
9/30/96                                 1.00         0.0309        (0.0309)          0.00           1.00

HILLIARD LYONS CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0165       $(0.0165)         $0.00          $1.00
10/26/99 1 through 9/30/00              1.00         0.0316        (0.0316)          0.00           1.00

INVESTOR A CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0153       $(0.0153)         $0.00          $1.00
9/30/00                                 1.00         0.0309        (0.0309)          0.00           1.00
9/30/99                                 1.00         0.0235        (0.0235)          0.00           1.00
9/30/98                                 1.00         0.0280        (0.0280)          0.00           1.00
9/30/97                                 1.00         0.0290        (0.0290)          0.00           1.00
9/30/96                                 1.00         0.0288        (0.0288)          0.00           1.00

INVESTOR C CLASS
10/1/98 through 12/18/98               $1.00        $0.0040       $(0.0040)         $0.00          $1.00
9/30/98 6                               1.00         0.0133        (0.0133)          0.00           1.00
9/12/97 1 through 9/30/97               1.00         0.0013        (0.0013)          0.00           1.00

--------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0174       $(0.0174)         $0.00          $1.00
9/30/00                                 1.00         0.0347        (0.0347)          0.00           1.00
9/30/99                                 1.00         0.0279        (0.0279)          0.00           1.00
9/30/98                                 1.00         0.0319        (0.0319)          0.00           1.00
9/30/97                                 1.00         0.0323        (0.0323)          0.00           1.00
2/1/96 through 9/30/96                  1.00         0.0207        (0.0207)          0.00           1.00
1/16/96 1 through 1/31/96               1.00         0.0000        (0.0000)          0.00           1.00

SERVICE CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0160       $(0.0160)         $0.00          $1.00
9/30/00                                 1.00         0.0317        (0.0317)          0.00           1.00
9/30/99                                 1.00         0.0249        (0.0249)          0.00           1.00
9/30/98                                 1.00         0.0289        (0.0289)          0.00           1.00
9/30/97                                 1.00         0.0293        (0.0293)          0.00           1.00
2/1/96 through 9/30/96                  1.00         0.0187        (0.0187)          0.00           1.00
3/1/95 through 1/31/96                  1.00         0.0300        (0.0300)          0.00           1.00


                                                                                                                  RATIO OF NET
                                                   NET                   RATIO OF EXPENSES                     INVESTMENT INCOME
                                                 ASSETS       RATIO OF      TO AVERAGE       RATIO OF NET         TO AVERAGE
                                                 END OF      EXPENSES TO    NET  ASSETS    INVESTMENT INCOME      NET ASSETS
                                       TOTAL     PERIOD     AVERAGE NET     (EXCLUDING      TO AVERAGE NET        (EXCLUDING
                                      RETURN      (000)        ASSETS        WAIVERS)           ASSETS             WAIVERS)
---------------------------------------------------------------------------------------------------------------------------------
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO (CONTINUED)
------------------------------------

INVESTOR B CLASS
1/10/00 1 through 2/7/00                0.37%  $      --7       1.48%2          1.75%2            4.70%2             4.43%2

INVESTOR C CLASS
12/8/98 1 through 5/25/99               1.39%  $      --3       1.48%2          1.75%2            3.46%2             3.19%2

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9               1.78%  $  423,232       0.41%2          0.68%2            3.51%2             3.24%2
9/30/00                                 3.62      314,307       0.42            0.70              3.63               3.35
9/30/99                                 2.85      238,281       0.42            0.70              2.80               2.52
9/30/98                                 3.32      246,733       0.39            0.71              3.25               2.93
9/30/97                                 3.42       58,747       0.31            0.72              3.36               2.95
9/30/96                                 3.41       43,936       0.29            0.73              3.37               2.93

SERVICE CLASS
10/1/00 through 3/31/01 9               1.63%  $  136,332       0.70%2          0.97%2            3.23%2             2.96%2
9/30/00                                 3.31      112,807       0.72            1.00              3.23               2.95
9/30/99                                 2.54      151,261       0.72            1.00              2.50               2.22
9/30/98                                 3.01      140,155       0.69            1.01              2.96               2.64
9/30/97                                 3.11      327,910       0.61            1.02              3.06               2.65
9/30/96                                 3.10      261,617       0.59            1.03              3.08               2.64

HILLIARD LYONS CLASS
10/1/00 through 3/31/01 9               1.66%  $  109,545       0.63%2          0.94%2            3.31%2             3.00%2
10/26/99 1 through 9/30/00              3.21      105,572       0.66 2          0.94 2            3.42 2             3.14 2

INVESTOR A CLASS
10/1/00 through 3/31/01 9               1.54%  $    9,380       0.89%2          1.16%2            3.06%2             2.79%2
9/30/00                                 3.13        7,396       0.89            1.17              3.09               2.81
9/30/99                                 2.37        4,705       0.89            1.17              2.33               2.05
9/30/98                                 2.83        9,227       0.86            1.18              2.80               2.48
9/30/97                                 2.93        8,468       0.79            1.20              2.92               2.51
9/30/96                                 2.88        1,851       0.77            1.21              2.80               2.36

INVESTOR C CLASS
10/1/98 through 12/18/98                0.40%  $       --3      1.49%2          1.77%2            1.73%2             1.45%2
9/30/98 6                               1.34          306       1.47            1.79              2.08               1.76
9/12/97 1 through 9/30/97               0.13           12       1.32 2          1.73 2            2.63 2             2.22 2

--------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9               1.76%  $   99,190       0.39%2          0.69%2            3.46%2             3.16%2
9/30/00                                 3.52       82,080       0.39            0.70              3.45               3.14
9/30/99                                 2.83        9,568       0.39            0.71              2.79               2.47
9/30/98                                 3.24       68,771       0.38            0.75              3.17               2.80
9/30/97                                 3.28        7,432       0.32            0.76              3.27               2.83
2/1/96 through 9/30/96                  2.09          614       0.29 2          0.78 2            3.07 2             2.58 2
1/16/96 1 through 1/31/96               3.07        4,195       0.29 2          0.78 2            3.07 2             2.58 2

SERVICE CLASS
10/1/00 through 3/31/01 9               1.61%  $   56,900       0.69%2          0.99%2            3.19%2             2.89%2
9/30/00                                 3.21       55,177       0.69            1.00              3.23               2.92
9/30/99                                 2.52       37,120       0.69            1.01              2.49               2.17
9/30/98                                 2.93       35,152       0.67            1.04              2.89               2.52
9/30/97                                 2.96      101,294       0.61            1.05              2.93               2.49
2/1/96 through 9/30/96                  1.89       68,139       0.59 2          1.08 2            2.82 2             2.33 2
3/1/95 through 1/31/96                  3.23       56,958       0.70 2          0.74 2            3.17 2             3.13 2

See accompanying notes to financial statements.


34-35

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout Each Period



                                        NET                                     DISTRIBUTIONS       NET
                                       ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                                       VALUE          NET         FROM NET        REALIZED         VALUE
                                     BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                                     OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
-------------------------------------------

INVESTOR A CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0151       $(0.0151)         $0.00          $1.00
9/30/00                                 1.00         0.0292        (0.0292)          0.00           1.00
9/30/99                                 1.00         0.0227        (0.0227)          0.00           1.00
9/30/98                                 1.00         0.0265        (0.0265)          0.00           1.00
9/30/97                                 1.00         0.0268        (0.0268)          0.00           1.00
2/1/96 through 9/30/96                  1.00         0.0175        (0.0175)          0.00           1.00
1/16/96 1 through 1/31/96               1.00         0.0000        (0.0000)          0.00           1.00

INVESTOR B CLASS
10/1/99 through 2/8/00                 $1.00        $0.0077       $(0.0077)         $0.00          $1.00
9/30/99                                 1.00         0.0094        (0.0094)          0.00           1.00
5/13/98 5 through 9/30/98               1.00         0.0079        (0.0079)          0.00           1.00
3/20/97 1 through 7/17/97               1.00         0.0077        (0.0077)          0.00           1.00

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0178       $(0.0178)         $0.00          $1.00
9/30/00                                 1.00         0.0362        (0.0362)          0.00           1.00
9/30/99                                 1.00         0.0288        (0.0288)          0.00           1.00
9/30/98                                 1.00         0.0335        (0.0335)          0.00           1.00
9/30/97                                 1.00         0.0334        (0.0334)          0.00           1.00
9/30/96                                 1.00         0.0338        (0.0338)          0.00           1.00

SERVICE CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0163       $(0.0163)         $0.00          $1.00
9/30/00                                 1.00         0.0332        (0.0332)          0.00           1.00
9/30/99                                 1.00         0.0258        (0.0258)          0.00           1.00
9/30/98                                 1.00         0.0305        (0.0305)          0.00           1.00
9/30/97                                 1.00         0.0304        (0.0304)          0.00           1.00
9/30/96                                 1.00         0.0308        (0.0308)          0.00           1.00

INVESTOR A CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0154       $(0.0154)         $0.00          $1.00
9/30/00                                 1.00         0.0315        (0.0315)          0.00           1.00
9/30/99                                 1.00         0.0241        (0.0241)          0.00           1.00
9/30/98                                 1.00         0.0288        (0.0288)          0.00           1.00
9/30/97                                 1.00         0.0287        (0.0287)          0.00           1.00
9/30/96                                 1.00         0.0286        (0.0286)          0.00           1.00

INVESTOR B CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0124       $(0.0124)         $0.00          $1.00
1/12/00 1 through 9/30/00               1.00         0.0185        (0.0185)          0.00           1.00

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0185       $(0.0185)         $0.00          $1.00
9/30/00                                 1.00         0.0361        (0.0361)          0.00           1.00
9/30/99                                 1.00         0.0294        (0.0294)          0.00           1.00
9/30/98                                 1.00         0.0334        (0.0334)          0.00           1.00
9/30/97                                 1.00         0.0340        (0.0340)          0.00           1.00
9/30/96                                 1.00         0.0346        (0.0346)          0.00           1.00

SERVICE CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0170       $(0.0170)         $0.00          $1.00
9/30/00                                 1.00         0.0331        (0.0331)          0.00           1.00
9/30/99                                 1.00         0.0264        (0.0264)          0.00           1.00
9/30/98                                 1.00         0.0304        (0.0304)          0.00           1.00
9/30/97                                 1.00         0.0310        (0.0310)          0.00           1.00
9/30/96                                 1.00         0.0316        (0.0316)          0.00           1.00

                                                                                                               RATIO OF NET
                                                  NET                   RATIO OF EXPENSES                   INVESTMENT INCOME
                                                ASSETS       RATIO OF      TO AVERAGE       RATIO OF NET       TO AVERAGE
                                                END OF      EXPENSES TO    NET  ASSETS    INVESTMENT INCOME    NET ASSETS
                                      TOTAL     PERIOD     AVERAGE NET     (EXCLUDING      TO AVERAGE NET      (EXCLUDING
                                     RETURN      (000)        ASSETS        WAIVERS)           ASSETS           WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
-------------------------------------------

INVESTOR A CLASS
10/1/00 through 3/31/01 9              1.52%   $  13,311       0.86%2          1.16%2            2.96%2           2.66%2
9/30/00                                2.96        6,421       0.93            1.24              2.86             2.55
9/30/99                                2.30       22,370       0.91            1.23              2.27             1.95
9/30/98                                2.68       43,995       0.91            1.28              2.64             2.27
9/30/97                                2.71       21,691       0.86            1.30              2.68             2.24
2/1/96 through 9/30/96                 1.76       17,314       0.78 2          1.27 2            2.63 2           2.15 2
1/16/96 1 through 1/31/96              2.66       21,662       0.71 2          1.20 2            2.66 2           2.17 2

INVESTOR B CLASS
10/1/99 through 2/8/00                 0.77%   $      --7      1.46%2          1.77%2            2.33%2           2.02%2
9/30/99                                0.94           --       1.46            1.78              1.72             1.40
5/13/98 5 through 9/30/98              0.79           --       1.44 2          1.81 2            2.12 2           1.75 2
3/20/97 1 through 7/17/97              0.77           --4      1.37 2          1.81 2            2.35 2           1.91 2

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              1.79%   $  90,276       0.30%2          0.69%2            3.59%2           3.20%2
9/30/00                                3.68      102,155       0.30            0.72              3.62             3.20
9/30/99                                2.92      178,059       0.30            0.70              2.87             2.47
9/30/98                                3.40      181,984       0.29            0.74              3.35             2.90
9/30/97                                3.39      147,658       0.28            0.73              3.34             2.89
9/30/96                                3.43      112,097       0.25            0.74              3.33             2.84

SERVICE CLASS
10/1/00 through 3/31/01 9              1.64%   $     652       0.60%2          0.99%2            3.29%2           2.90%2
9/30/00                                3.37          649       0.60            1.02              3.20             2.78
9/30/99                                2.61        1,639       0.60            1.00              2.57             2.17
9/30/98                                3.09       19,306       0.60            1.05              3.04             2.59
9/30/97                                3.08       23,704       0.60            1.05              3.04             2.59
9/30/96                                3.12        7,463       0.55            1.04              3.06             2.56

INVESTOR A CLASS
10/1/00 through 3/31/01 9              1.55%   $     361       0.77%2          1.16%2            3.09%2           2.69%2
9/30/00                                3.20          358       0.77            1.19              3.15             2.73
9/30/99                                2.44          369       0.77            1.17              2.40             2.00
9/30/98                                2.92          245       0.76            1.21              2.88             2.43
9/30/97                                2.91          304       0.76            1.21              2.88             2.43
9/30/96                                2.90          111       0.76            1.25              2.83             2.34

INVESTOR B CLASS
10/1/00 through 3/31/01 9              1.24%   $       6       1.37%2          1.77%2            2.48%2           2.09%2
1/12/00 1 through 9/30/00              1.86            6       1.37 2          1.79 2            2.61 2           2.19 2

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              1.86%   $  68,944       0.39%2          0.72%2            3.72%2           3.39%2
9/30/00                                3.67       52,095       0.39            0.71              3.60             3.28
9/30/99                                2.98       49,237       0.39            0.71              2.95             2.63
9/30/98                                3.39       48,614       0.36            0.72              3.36             3.00
9/30/97                                3.45       23,739       0.30            0.73              3.37             2.94
9/30/96                                3.52       32,944       0.29            0.75              3.47             3.01

SERVICE CLASS
10/1/00 through 3/31/01 9              1.71%   $   7,676       0.69%2          1.02%2            3.47%2           3.14%2
9/30/00                                3.36       10,284       0.69            1.01              3.29             2.97
9/30/99                                2.67       11,284       0.69            1.01              2.65             2.33
9/30/98                                3.08       58,077       0.67            1.03              3.04             2.68
9/30/97                                3.15       58,160       0.61            1.03              3.10             2.68
9/30/96                                3.21       45,525       0.59            1.05              3.17             2.71

See accompanying notes to financial statements.

36-37

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout Each Period



                                        NET                                     DISTRIBUTIONS       NET
                                       ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                                       VALUE          NET         FROM NET        REALIZED         VALUE
                                     BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                                     OF PERIOD      INCOME         INCOME           GAINS         PERIOD
----------------------------------------------------------------------------------------------------------------
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
-------------------------------------

INVESTOR A CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0161       $(0.0161)         $0.00          $1.00
9/30/00                                 1.00         0.0313        (0.0313)          0.00           1.00
9/30/99                                 1.00         0.0246        (0.0246)          0.00           1.00
9/30/98                                 1.00         0.0286        (0.0286)          0.00           1.00
9/30/97                                 1.00         0.0292        (0.0292)          0.00           1.00
9/30/96                                 1.00         0.0293        (0.0293)          0.00           1.00

---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0172       $(0.0172)         $0.00          $1.00
9/30/00                                 1.00         0.0354        (0.0354)          0.00           1.00
9/30/99                                 1.00         0.0280        (0.0280)          0.00           1.00
9/30/98                                 1.00         0.0322        (0.0322)          0.00           1.00
9/30/97                                 1.00         0.0332        (0.0332)          0.00           1.00
9/30/96                                 1.00         0.0334        (0.0334)          0.00           1.00

SERVICE CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0157       $(0.0157)         $0.00          $1.00
9/30/00                                 1.00         0.0324        (0.0324)          0.00           1.00
9/30/99                                 1.00         0.0250        (0.0250)          0.00           1.00
9/30/98                                 1.00         0.0292        (0.0292)          0.00           1.00
9/30/97                                 1.00         0.0302        (0.0302)          0.00           1.00
9/30/96                                 1.00         0.0304        (0.0304)          0.00           1.00

INVESTOR A CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0149       $(0.0149)         $0.00          $1.00
9/30/00                                 1.00         0.0304        (0.0304)          0.00           1.00
9/30/99                                 1.00         0.0235        (0.0235)          0.00           1.00
9/30/98                                 1.00         0.0276        (0.0276)          0.00           1.00
9/30/97                                 1.00         0.0285        (0.0285)          0.00           1.00
9/30/96                                 1.00         0.0281        (0.0281)          0.00           1.00

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0183       $(0.0183)         $0.00          $1.00
9/30/00                                 1.00         0.0367        (0.0367)          0.00           1.00
9/30/99                                 1.00         0.0294        (0.0294)          0.00           1.00
9/30/98                                 1.00         0.0338        (0.0338)          0.00           1.00
9/30/97                                 1.00         0.0347        (0.0347)          0.00           1.00
9/30/96                                 1.00         0.0348        (0.0348)          0.00           1.00

SERVICE CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0168       $(0.0168)         $0.00          $1.00
9/30/00                                 1.00         0.0337        (0.0337)          0.00           1.00
9/30/99                                 1.00         0.0264        (0.0264)          0.00           1.00
9/30/98                                 1.00         0.0308        (0.0308)          0.00           1.00
9/30/97                                 1.00         0.0317        (0.0317)          0.00           1.00
9/30/96                                 1.00         0.0318        (0.0318)          0.00           1.00

INVESTOR A CLASS
10/1/00 through 3/31/01 9              $1.00        $0.0160       $(0.0160)         $0.00          $1.00
9/30/00 8                               1.00         0.0288        (0.0288)          0.00           1.00
9/30/99                                 1.00         0.0237        (0.0237)          0.00           1.00
9/30/98                                 1.00         0.0280        (0.0280)          0.00           1.00
5/27/97 1 through 9/30/97               1.00         0.0102        (0.0102)          0.00           1.00


                                                                                                                 RATIO OF NET
                                                  NET                    RATIO OF EXPENSES                     INVESTMENT INCOME
                                                ASSETS      RATIO OF        TO AVERAGE         RATIO OF NET       TO AVERAGE
                                                END OF     EXPENSES TO      NET  ASSETS      INVESTMENT INCOME    NET ASSETS
                                      TOTAL     PERIOD    AVERAGE NET       (EXCLUDING        TO AVERAGE NET      (EXCLUDING
                                     RETURN      (000)       ASSETS          WAIVERS)             ASSETS           WAIVERS)
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
-------------------------------------

INVESTOR A CLASS
10/1/00 through 3/31/01 9              1.62%  $   54,010      0.86%2            1.19%2              3.22%2           2.89%2
9/30/00                                3.18       41,010      0.87              1.19                3.13             2.81
9/30/99                                2.49       44,929      0.87              1.19                2.47             2.15
9/30/98                                2.90       15,904      0.85              1.21                2.86             2.50
9/30/97                                2.96       15,876      0.79              1.21                2.92             2.50
9/30/96                                2.98        5,672      0.79              1.25                2.88             2.42

---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              1.73%  $  501,851      0.42%2            0.69%2              3.44%2           3.17%2
9/30/00                                3.60      400,378      0.42              0.68                3.53             3.27
9/30/99                                2.84      376,402      0.42              0.70                2.80             2.52
9/30/98                                3.27      350,249      0.39              0.71                3.19             2.87
9/30/97                                3.37      229,164      0.30              0.70                3.31             2.91
9/30/96                                3.40      198,822      0.29              0.71                3.34             2.92

SERVICE CLASS
10/1/00 through 3/31/01 9              1.58%  $   62,121      0.72%2            0.99%2              3.18%2           2.91%2
9/30/00                                3.29       83,474      0.72              0.98                3.25             2.99
9/30/99                                2.53       76,173      0.72              1.00                2.50             2.22
9/30/98                                2.97       73,735      0.69              1.01                2.92             2.60
9/30/97                                3.06      234,472      0.61              1.01                3.01             2.61
9/30/96                                3.04      224,197      0.59              1.01                3.02             2.59

INVESTOR A CLASS
10/1/00 through 3/31/01 9              1.50%   $  86,347      0.89%2            1.16%2              2.96%2           2.69%2
9/30/00                                3.08       62,421      0.92              1.18                3.00             2.74
9/30/99                                2.37      135,341      0.88              1.16                2.34             2.06
9/30/98                                2.80      110,860      0.85              1.17                2.75             2.43
9/30/97                                2.89       98,218      0.77              1.17                2.85             2.45
9/30/96                                2.90       63,424      0.81              1.23                2.81             2.39

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 9              1.84%   $  60,112      0.30%2            0.72%2              3.69%2           3.27%2
9/30/00                                3.73       61,561      0.30              0.74                3.65             3.21
9/30/99                                2.98       51,301      0.30              0.75                2.95             2.50
9/30/98                                3.43       77,812      0.30              0.77                3.37             2.90
9/30/97                                3.53       62,834      0.22              0.81                3.49             2.90
9/30/96                                3.54       38,553      0.14              0.82                3.47             2.79

SERVICE CLASS
10/1/00 through 3/31/01 9              1.69%   $     450      0.60%2            1.02%2              3.36%2           2.94%2
9/30/00                                3.42          458      0.60              1.04                3.17             2.73
9/30/99                                2.68        2,786      0.60              1.05                2.65             2.20
9/30/98                                3.13        3,405      0.60              1.07                3.08             2.61
9/30/97                                3.22        5,244      0.48              1.07                3.12             2.53
9/30/96                                3.25       14,968      0.45              1.12                3.05             2.38

INVESTOR A CLASS
10/1/00 through 3/31/01 9              1.61%   $   1,483      0.77%2            1.19%2              3.26%2           2.84%2
9/30/00 8                              2.92        3,020      0.87              1.31                3.11             2.67
9/30/99                                2.40        1,261      0.87              1.32                2.38             1.93
9/30/98                                2.84          643      0.87              1.34                2.85             2.38
5/27/97 1 through 9/30/97              1.03        1,096      0.86 2            1.45 2              2.95 2           2.36 2


1  Commencement of operations of share class.
2  Annualized.
3  There were no Investor C shares outstanding as of September 30, 1999.
4  There were no Investor B shares outstanding as of September 30, 1997.
5  Reissuance of shares.
6 This class has opened, closed and then reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
7  There were no Investor B shares outstanding as of September 30, 2000.
8 This class has closed and reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
9  Unaudited.

See accompanying notes to financial statements.

38-39

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds(SM) ("the Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


         Portfolio                                                        Share Classes
----------------------------------------------------------------------------------------------------------------------------------

                                       Institutional        Service        Hilliard Lyons        Investor A        Investor B
----------------------------------------------------------------------------------------------------------------------------------

                                   Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual
                                       Fees    Fees(4)  Fees(1)   Fees(4)  Fees(2)  Fees(4)   Fees(2)   Fees(4)   Fees(3)  Fees(4)
----------------------------------------------------------------------------------------------------------------------------------
Money Market                           None      None    0.30%     0.30%   0.50%     0.40%     0.50%     0.40%     1.15%    1.00%
U.S. Treasury Money Market             None      None    0.30%     0.30%    N/A       N/A      0.50%     0.40%     1.15%    1.00%
Municipal Money Market                 None      None    0.30%     0.30%   0.50%     0.15%     0.50%     0.40%     1.15%     N/A
New Jersey Municipal Money Market      None      None    0.30%     0.30%    N/A       N/A      0.50%     0.40%     1.15%    1.00%
North Carolina Municipal Money Market  None      None    0.30%     0.30%    N/A       N/A      0.50%     0.40%     1.15%    1.00%
Ohio Municipal Money Market            None      None    0.30%     0.30%    N/A       N/A      0.50%     0.40%     1.15%     N/A
Pennsylvania Municipal Money Market    None      None    0.30%     0.30%    N/A       N/A      0.50%     0.40%     1.15%     N/A
Virginia Municipal Money Market        None      None    0.30%     0.30%    N/A       N/A      0.50%     0.40%     1.15%     N/A


Portfolio                                Share Classes
----------------------------------------------------------

                                          Investor C
----------------------------------------------------------

                                       Contractual Actual
                                         Fees(3)  Fees(4)
----------------------------------------------------------
Money Market                              1.15%   1.00%
U.S. Treasury Money Market                1.15%    N/A
Municipal Money Market                    1.15%    N/A
New Jersey Municipal Money Market         1.15%    N/A
North Carolina Municipal Money Market     1.15%    N/A
Ohio Municipal Money Market               1.15%    N/A
Pennsylvania Municipal Money Market       1.15%    N/A
Virginia Municipal Money Market           1.15%    N/A


(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.


(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.


(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.


(4) -- the actual fees are as of March 31, 2001.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Hilliard Lyons, Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly at the following annual rates, based on each Portfolio's average daily net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     For the six months ended March 31, 2001, advisory fees and waivers for each Portfolio were as follows:

                                                           Gross                         Net
                                                        Advisory Fee      Waiver     Advisory Fee
                                                        ------------    ----------  ------------
     Money Market Portfolio ..........................  $7,649,174      $3,297,430   $4,351,744
     U.S. Treasury Money Market Portfolio ............   1,723,883         997,059      726,824
     Municipal Money Market Portfolio ................   1,492,813         894,695      598,118
     New Jersey Municipal Money Market Portfolio .....     350,064         234,313      115,751
     North Carolina Municipal Money Market Portfolio .     219,771         192,201       27,570
     Ohio Municipal Money Market Portfolio ...........     284,732         206,126       78,606
     Pennsylvania Municipal Money Market Portfolio ...   1,470,329         869,157      601,172
     Virginia Municipal Money Market Portfolio .......     145,237         135,052       10,185

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At March 31, 2001, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

     Money Market Portfolio ...............................  .310%   $14,150,193
     U.S. Treasury Money Market Portfolio .................  .295%     4,969,729
     Municipal Money Market Portfolio .....................  .295%     3,252,590
     New Jersey Municipal Money Market Portfolio ..........  .265%     1,047,797
     North Carolina Municipal Money Market Portfolio ......  .195%     1,342,831
     Ohio Municipal Money Market Portfolio ................  .265%       790,249
     Pennsylvania Municipal Money Market Portfolio ........  .295%     3,754,705
     Virginia Municipal Money Market Portfolio ............  .205%       565,217

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million and .075% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the six months ended March 31, 2001, administration fees and waivers for each Portfolio were as follows:

                                                                  Gross                             Net
                                                             Administration                   Administration
                                                                   Fee           Waiver             Fee
                                                             --------------   -------------   --------------
     Money Market Portfolio ................................  $2,860,220        $    --        $2,860,220
     U.S. Treasury Money Market Portfolio ..................     662,799             --           662,799
     Municipal Money Market Portfolio ......................     580,640         22,099           558,541
     New Jersey Municipal Money Market Portfolio ...........     140,026             --           140,026
     North Carolina Municipal Money Market Portfolio .......      87,908             --            87,908
     Ohio Municipal Money Market Portfolio .................     113,893             --           113,893
     Pennsylvania Municipal Money Market Portfolio .........     572,643             --           572,643
     Virginia Municipal Money Market Portfolio .............      58,095             --            58,095

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(C)  CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                     Money Market Portfolio
                                            ------------------------------------
                                                 For the          For the Year
                                            Six Months Ended         Ended
                                                 3/31/01            9/30/00
                                            ----------------    ----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................  $ 1,684,064,576    $ 2,296,289,567
     Service Class ........................    1,058,573,517      1,933,270,482
     Hilliard Lyons Class .................       70,313,302        310,611,414
     Investor A Class .....................    1,283,266,685      2,035,200,977
     Investor B Class .....................       18,620,181         23,042,050
     Investor C Class .....................       41,561,922         45,001,450
Shares issued in reinvestment of dividends:
     Institutional Class ..................           80,783            176,008
     Service Class ........................        2,811,013          6,399,150
     Hilliard Lyons Class .................        4,584,354          7,490,048
     Investor A Class .....................       12,486,424         23,731,921
     Investor B Class .....................          155,424            206,446
     Investor C Class .....................          117,993            118,882
Shares redeemed:
     Institutional Class ..................   (1,319,628,146)    (2,141,109,855)
     Service Class ........................     (954,180,619)    (2,058,079,957)
     Hilliard Lyons Class .................      (58,147,021)      (163,818,693)
     Investor A Class .....................   (1,146,346,012)    (2,139,754,807)
     Investor B Class .....................      (11,113,405)       (22,290,912)
     Investor C Class .....................      (37,295,628)       (45,254,287)
                                             ---------------    ---------------
Net increase ..............................  $   649,925,343    $   111,229,884
                                             ===============    ===============

                                                    U.S. Treasury Money
                                                      Market Portfolio
                                            ------------------------------------
                                                 For the          For the Year
                                            Six Months Ended         Ended
                                                 3/31/01            9/30/00
                                            ----------------    ----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................     $358,023,207    $   841,808,252
     Service Class ........................      707,390,919      1,712,508,240
     Investor A Class .....................       87,718,547        139,928,033
     Investor B Class .....................               --              1,012
     Investor C Class .....................               --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..................            6,956              5,531
     Service Class ........................          235,464            813,277
     Investor A Class .....................          924,913          1,960,482
     Investor B Class .....................               --                  2
     Investor C Class .....................               --                 --
Shares redeemed:
     Institutional Class ..................     (324,588,389)      (849,414,384)
     Service Class ........................     (711,384,561)    (1,825,113,299)
     Investor A Class .....................      (86,658,236)      (155,304,536)
     Investor B Class .....................               --             (1,014)
     Investor C Class .....................               --                 --
                                                ------------    ---------------
Net increase (decrease) ...................     $ 31,668,820    $  (132,808,404)
                                                ============    ===============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                      Municipal Money
                                                     Market Portfolio
                                            ------------------------------------
                                                 For the          For the Year
                                            Six Months Ended         Ended
                                                 3/31/01            9/30/00
                                            ----------------    ----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................    $ 376,377,307      $ 828,666,804
     Service Class ........................      177,559,366        517,496,953
     Hilliard Lyons Class .................       59,116,729        213,461,925
     Investor A Class .....................       10,107,048         15,408,590
     Investor C Class .....................               --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..................               75                381
     Service Class ........................          236,105            588,530
     Hilliard Lyons Class .................        1,815,874          2,681,240
     Investor A Class .....................          121,144            167,143
     Investor C Class .....................               --                 --
Shares redeemed:
     Institutional Class ..................     (267,460,869)      (752,629,741)
     Service Class ........................     (154,273,557)      (556,535,149)
     Hilliard Lyons Class .................      (56,960,910)      (110,567,550)
     Investor A Class .....................       (8,244,580)       (12,884,646)
     Investor C Class .....................               --                 --
                                               -------------      -------------
Net increase ..............................    $ 138,393,732      $ 145,854,480
                                               =============      =============


                                                     New Jersey Municipal
                                                    Money Market Portfolio
                                            ------------------------------------
                                                 For the          For the Year
                                            Six Months Ended         Ended
                                                 3/31/01            9/30/00
                                            ----------------    ----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................     $ 97,860,818       $164,362,596
     Service Class ........................       33,087,159         67,427,580
     Investor A Class .....................               --        123,914,485
     Investor B Class .....................       13,927,254                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..................           53,979            129,584
     Service Class ........................           50,710             96,752
     Investor A Class .....................          140,839            717,488
     Investor B Class .....................               --                 --
Shares redeemed:
     Institutional Class ..................      (80,804,406)      (161,982,341)
     Service Class ........................      (31,414,677)       (49,468,111)
     Investor A Class .....................       (7,178,661)      (140,580,692)
     Investor B Class .....................               --                (52)
                                                ------------       ------------
Net increase ..............................     $ 25,723,015       $  4,617,289
                                                ============       ============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------


                                                  North Carolina Municipal
                                                   Money Market Portfolio
                                            ------------------------------------
                                                 For the          For the Year
                                            Six Months Ended         Ended
                                                 3/31/01            9/30/00
                                            ----------------    ----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................    $ 135,781,111      $ 261,497,339
     Service Class ........................       10,934,570         20,336,577
     Investor A Class .....................           22,000             50,920
     Investor B Class .....................               --              5,455
Shares issued in reinvestment of dividends:
     Institutional Class ..................               --              9,652
     Service Class ........................            8,471             31,378
     Investor A Class .....................            5,776             11,527
     Investor B Class .....................               72                 73
Shares redeemed:
     Institutional Class ..................     (147,659,639)      (337,408,508)
     Service Class ........................      (10,939,667)       (21,358,303)
     Investor A Class .....................          (24,902)           (73,446)
     Investor B Class .....................               --                 --
                                               -------------      -------------
Net decrease ..............................    $ (11,872,208)     $ (76,897,336)
                                               =============      =============

                                                       Ohio Municipal
                                                   Money Market Portfolio
                                            ------------------------------------
                                                 For the          For the Year
                                            Six Months Ended         Ended
                                                 3/31/01            9/30/00
                                            ----------------    ----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................     $ 87,658,861      $ 186,087,327
     Service Class ........................       38,345,324         50,131,098
     Investor A Class .....................       55,163,404         69,205,472
Shares issued in reinvestment of dividends:
     Institutional Class ..................            1,375              5,227
     Service Class ........................            8,514             23,905
     Investor A Class .....................          782,441          1,312,217
Shares redeemed:
     Institutional Class ..................      (70,810,554)      (183,236,554)
     Service Class ........................      (40,962,135)       (51,155,476)
     Investor A Class .....................      (42,946,852)       (74,436,995)
                                                ------------      -------------
Net increase (decrease) ...................     $ 27,240,378      $  (2,063,779)
                                                ============      =============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)



                                                  Pennsylvania Municipal
                                                  Money Market Portfolio
                                            ------------------------------------
                                                  For the          For the Year
                                            Six Months Ended         Ended
                                                 3/31/01            9/30/00
                                            ----------------    ----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................    $ 436,893,582      $ 900,671,407
     Service Class ........................      140,031,387        205,202,286
     Investor A Class .....................       67,524,803        405,904,749
Shares issued in reinvestment of dividends:
     Institutional Class ..................           62,217            193,590
     Service Class ........................          488,217            922,564
     Investor A Class .....................        1,064,083          3,935,575
Shares redeemed:
     Institutional Class ..................     (335,482,132)      (876,877,121)
     Service Class ........................     (161,873,122)      (198,822,299)
     Investor A Class .....................      (44,663,930)      (482,755,805)
                                               -------------      -------------
Net increase (decrease) ...................    $ 104,045,105      $ (41,625,054)
                                               =============      =============


                                                    Virginia Municipal
                                                  Money Market Portfolio
                                            ------------------------------------
                                                 For the          For the Year
                                            Six Months Ended         Ended
                                                 3/31/01            9/30/00
                                            ----------------    ----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................     $ 72,575,212      $ 120,608,798
     Service Class ........................        1,035,002          6,903,032
     Investor A Class .....................        2,874,435          4,545,805
Shares issued in reinvestment of dividends:
     Institutional Class ..................               --              1,079
     Service Class ........................            9,651             63,045
     Investor A Class .....................               --             28,995
Shares redeemed:
     Institutional Class ..................      (74,024,049)      (110,350,460)
     Service Class ........................       (1,052,916)        (9,293,957)
     Investor A Class .....................       (4,411,114)        (2,815,805)
                                                ------------      -------------
Net increase (decrease) ...................     $ (2,993,779)     $   9,690,532
                                                ============      =============

     On March 31, 2001, one shareholder held approximately 27% of the outstanding shares of the U. S. Treasury Money Market Portfolio, one shareholder held approximately 11% of the outstanding shares of the New Jersey Municipal Money Market Portfolio, two shareholders held approximately 79% of the outstanding shares of the North Carolina Municipal Money Market Portfolio and two shareholders held approximately 77% of the outstanding shares of the Virginia Municipal Money Market Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(D) AT MARCH 31, 2001, NET ASSETS CONSISTED OF:

                                                                           U.S.                              New Jersey
                                                                         Treasury            Municipal        Municipal
                                                 Money Market          Money Market        Money Market     Money Market
                                                   Portfolio             Portfolio          Portfolio         Portfolio
                                                 --------------        ------------       ------------      ------------
Capital paid-in ...............................  $4,081,693,209        $793,038,378       $678,549,283      $169,405,595
Accumulated net realized gain (loss) on
   investment transactions ....................          (2,163)             23,553            (60,302)           (4,375)
                                                 --------------        ------------       ------------      ------------
                                                 $4,081,691,046        $793,061,931       $678,488,981      $169,401,220
                                                 ==============        ============       ============      ============

                                                     North
                                                   Carolina                Ohio           Pennsylvania        Virginia
                                                   Municipal             Municipal          Municipal         Municipal
                                                 Money Market          Money Market       Money Market      Money Market
                                                   Portfolio             Portfolio          Portfolio         Portfolio
                                                 ------------          ------------       ------------      ------------
Capital paid-in ...............................  $91,296,399           $130,665,413       $650,346,082      $62,045,815
Accumulated net realized loss on
   investment transactions ....................         (905)               (35,142)           (27,498)            (572)
                                                 -----------           ------------       ------------      -----------
                                                 $91,295,494           $130,630,271       $650,318,584      $62,045,243
                                                 ===========           ============       ============      ===========

(E) CAPITAL LOSS CARRYOVER

     At September 30, 2000, capital loss carryovers were available to offset possible future realized capital gains as follows:
                                                      Capital Loss     Year Of
                                                      Carryforward   Expiration
                                                      ------------   ----------
     Money Market Portfolio:                              $23,015        2007
                                                           44,610        2008

     U. S. Treasury Money Market Portfolio:                 4,849        2008

     Municipal Money Market Portfolio:                     20,433        2001
                                                           19,387        2002
                                                           12,355        2003
                                                            1,471        2006

     New Jersey Municipal Money Market Portfolio:           1,262        2001
                                                              340        2002
                                                            1,288        2006
                                                            1,485        2008

     North Carolina Municipal Money Market Portfolio:         121        2003
                                                              784        2008

     Ohio Municipal Money Market Portfolio:                 2,285        2002
                                                            5,840        2005
                                                            4,223        2006
                                                           16,541        2007
                                                            6,193        2008

     Pennsylvania Municipal Money Market Portfolio:           191        2002
                                                            1,329        2003
                                                            3,233        2004
                                                            1,626        2005
                                                            3,403        2006

     Virginia Municipal Money Market Portfolio:               171        2003
                                                              401        2007

     At September 30, 2000, deferred post-October losses for the Money Market Portfolio were $67,429, for the U. S. Treasury Money Market Portfolio were $10,615, for the Municipal Money Market Portfolio were $19,923, for the Ohio Municipal Money Market Portfolio were $628, and for the Pennsylvania Municipal Money Market Portfolio were $17,716.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

Investment Adviser                      Distributor
   BlackRock Advisors, Inc.                BlackRock Distributors, Inc.
   Wilmington, Delaware 19809              King of Prussia, Pennsylvania 19406

Sub-Adviser                             Co-Administrator
   BlackRock Institutional Management      BlackRock Advisors, Inc.
     Corporation                           New York, New York 10154
   Wilmington, Delaware 19809
                                        Counsel
Custodian                                  Simpson, Thatcher & Bartlett
   PFPC Trust Co.                          New York, New York 10017
   Philadelphia, Pennsylvania 19153        (A partnership which includes
                                              professional corporations)
Co-Administrator and Transfer Agent
   PFPC Inc.                            Independent Accountants
   Wilmington, Delaware 19809              PricewaterhouseCoopers LLP
                                           Philadelphia, Pennsylvania 19103




To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $24 BILLION IN 42 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
----------------

Large Cap Value Equity                  European Equity
Large Cap Growth Equity                 International Equity
Mid-Cap Value Equity                    International Small Cap Equity
Mid-Cap Growth Equity                   Asia Pacific Equity
Small Cap Value Equity                  International Emerging Markets
Small Cap Growth Equity                 Select Equity
Micro-Cap Equity                        Core Equity
Global Science & Technology             Index Equity
Global Communications


STOCK & BOND PORTFOLIOS
-----------------------

   Balanced


BOND PORTFOLIOS
---------------

   Low Duration Bond                    Managed Income
   Intermediate Government Bond         Core Bond Total Return
   Intermediate Bond                    Core PLUS Total Return
   Government Income                    International Bond
   GNMA                                 High Yield Bond


TAX-FREE BOND PORTFOLIOS
------------------------

   Tax-Free Income                      Ohio Tax-Free Income
   Pennsylvania Tax-Free Income         Delaware Tax-Free Income
   New Jersey Tax-Free Income           Kentucky Tax-Free Income


MONEY MARKET PORTFOLIOS
-----------------------

   Money Market                         North Carolina Municipal Money Market
   U.S. Treasury Money Market           Ohio Municipal Money Market
   Municipal Money Market               Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market    Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 42 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]
               BLACKROCK
                   FUNDS
PURE INVESTMENT STYLE(R)
P.O. Box 8907
Wilmington, DE 19899














Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                  SAR 3/31/01 MM